UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23161

Nushares ETF Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Diana R. Gonzalez

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Exchange-Traded Funds

30 April

2022

Nuveen Exchange-Traded Funds

Fund Name	Listing Exchange	Ticker Symbol
Nuveen ESG Dividend ETF	Cboe BZX Exchange, Inc.	NUDV
Nuveen ESG Emerging Markets Equity ETF	Cboe BZX Exchange, Inc.	NUEM
Nuveen ESG International Developed Markets Equity ETF	Cboe BZX Exchange, Inc.	NUDM
Nuveen ESG Large-Cap ETF	Cboe BZX Exchange, Inc.	NULC
Nuveen ESG Large-Cap Growth ETF	Cboe BZX Exchange, Inc.	NULG
Nuveen ESG Large-Cap Value ETF	Cboe BZX Exchange, Inc.	NULV
Nuveen ESG Mid-Cap Growth ETF	Cboe BZX Exchange, Inc.	NUMG
Nuveen ESG Mid-Cap Value ETF	Cboe BZX Exchange, Inc.	NUMV
Nuveen ESG Small-Cap ETF	Cboe BZX Exchange, Inc.	NUSC

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Semiannual Report

Life is Complex.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your email!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.

or

www.nuveen.com/client-access

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Table

of Contents

Chair’s Letter to Shareholders

Dear Shareholders,

Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.

We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June 2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth

Chair of the Board

June 22, 2022

Important Notices

For Shareholders of

Nuveen ESG Dividend ETF (NUDV)

Nuveen ESG Emerging Markets Equity ETF (NUEM)

Nuveen ESG International Developed Markets Equity ETF (NUDM)

Nuveen ESG Large-Cap ETF (NULC)

Nuveen ESG Large-Cap Growth ETF (NULG)

Nuveen ESG Large-Cap Value ETF (NULV)

Nuveen ESG Mid-Cap Growth ETF (NUMG)

Nuveen ESG Mid-Cap Value ETF (NUMV)

Nuveen ESG Small-Cap ETF (NUSC)

Portfolio Manager Commentaries in Semiannual Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s October 31, 2021 annual shareholder report.

For current information on the Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Additional Market Disruption Risk

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and other western nations, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions.

Additional sanctions may be imposed in the future. Such sanctions may adversely impact, among other things, the Russian economy and various sectors of the global economy, including but not limited to, the financials, energy, metals and mining, engineering and defense sectors. The sanctions and any related boycotts, tariffs, and financial restrictions imposed on Russia’s government, companies and certain individuals may cause a decline in the value and liquidity of Russian securities; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

Important Notices (continued)

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

Risk Considerations

Nuveen ESG Dividend ETF (NUDV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Dividend-paying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Emerging Markets Equity ETF (NUEM)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. Due to the percentage weight within the base index, the Fund may at times be significantly invested in certain countries, such as China. Investing in China involves additional risks, including a reduction in growth if global or domestic demand for Chinese goods decreases significantly, pricing anomalies that may be connected to governmental influence, a lack of publicy-available information and/or social instability. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.

Nuveen ESG International Developed Markets Equity ETF (NUDM)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This exchange-traded fund seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. A portfolio concentrated in a single industry sector or country may present more risk than a portfolio broadly diversified over several industries or countries. These and other risks, such as mid-cap stock risk, are described in the Fund’s prospectus.

Nuveen ESG Large-Cap ETF (NULC)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Large-Cap Growth ETF (NULG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile and can

Risk Considerations (continued)

experience sharp price declines. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Large-Cap Value ETF (NULV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in large-capitalization stocks, the Fund may underperform funds that invest primarily in stocks of smaller capitalization companies during periods when the stocks of such companies are in favor. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Mid-Cap Growth ETF (NUMG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Because it invests primarily in mid-capitalization stocks,the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. Growth stocks tend to be more volatile and can experience sharp price declines. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Mid-Cap Value ETF (NUMV)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Value stocks may not be fully recognized by the market and be undervalued. Because it invests primarily in mid-capitalization stocks, the Fund may be subject to greater volatility than those that invest in larger companies, but may be less volatile than investments in smaller companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen ESG Small-Cap ETF (NUSC)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. This ETF seeks to generally track the investment results of an index; however the Fund may underperform, outperform or be more volatile than the referenced index. In addition, because the Index selects securities for inclusion based on environmental, social, and governance (ESG) criteria, the Fund may forgo some market opportunities available to funds that don’t use these criteria. The value of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. These and other risk considerations are described in detail in the Fund’s prospectus.

Fund Performance, Expense Ratios and Holdings Summaries

The Fund Performance and Expense Ratio for each Fund are shown within this section of the report.

Fund Performance

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Expense Ratios

The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.

Holdings Summaries

This data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

Nuveen ESG Dividend ETF (NUDV) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative
	Inception Date	6-Month	Since Inception	Expense Ratios
NUDV at NAV	9/27/21	(2.56)%	0.04%	0.25%
NUDV at Market Price	9/27/21	(2.73)%	0.11%	—
MSCI USA Index	—	(11.30)%	(8.02)%	—
TIAA ESG USA High Dividend Yield Index	—	(2.47)%	0.25%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA High Dividend Yield Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.5%

Other Assets Less Liabilities	0.5%

Net Assets	100%

Portfolio Composition

(% of net assets)

Industrials	15.3%

Health Care	14.6%

Financials	12.9%

Information Technology	12.3%

Consumer Staples	10.8%

Real Estate	9.5%

Consumer Discretionary	6.6%

Utilities	4.9%

Communication Services	4.7%

Energy	4.4%

Materials	3.5%

Other Assets Less Liabilities	0.5%

Net Assets	100%

Top Five Common Stock Holdings (% of net assets)

Procter & Gamble Co.	2.3%

Eli Lilly & Co.	2.1%

Coca-Cola Co.	2.0%

Merck & Co Inc.	2.0%

PepsiCo Inc.	1.9%

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUEM at NAV	6/06/17	(14.19)%	(17.54)%	4.59%	0.35%
NUEM at Market Price	6/06/17	(15.09)%	(18.52)%	4.36%	—
MSCI Emerging Markets Index (Net)	—	(14.15)%	(18.33)%	3.55%	—
TIAA ESG Emerging Markets Equity Index	—	(14.02)%	(16.91)%	5.39%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG Emerging Markets Equity Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.9%

Corporate Bonds	0.0%

Investments Purchased with Collateral from Securities Lending	0.1%

Other Assets Less Liabilities	0.0%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Taiwan Semiconductor Manufacturing Co Ltd.	7.7%

Tencent Holdings Ltd.	5.1%

China Construction Bank Corp.	2.3%

Saudi Arabian Mining Co.	2.3%

Meituan, Class B	2.3%

Portfolio Composition

(% of net assets)

Information Technology	19.4%

Financials	19.4%

Communication Services	13.4%

Consumer Discretionary	12.4%

Materials	12.0%

Consumer Staples	6.2%

Industrials	5.0%

Utilities	3.4%

Health Care	3.4%

Energy	3.2%

Real Estate	2.1%

Investments Purchased with Collateral from Securities Lending	0.1%

Corporate Bonds	0.0%

Other Assets Less Liabilities	0.0%

Net Assets	100%

Country Allocation1

(% of net assets)

China	30.8%

Taiwan	16.2%

India	13.2%

South Korea	11.9%

Brazil	5.3%

Saudi Arabia	4.9%

South Africa	3.4%

Mexico	2.3%

Indonesia	2.2%

Thailand	1.9%

Other	7.8%

Investments Purchased with Collateral from Securities Lending	0.1%

Other Assets Less Liabilities	0.0%

Net Assets	100%

1	Includes 99.9% (as a percentage of net assets) in emerging market countries.

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NUDM at NAV	6/06/17	(11.92)%	(7.75)%	4.43%	0.30%
NUDM at Market Price	6/06/17	(13.26)%	(8.76)%	4.23%	—
MSCI EAFE Index (Net)	—	(11.80)%	(8.15)%	3.93%	—
TIAA ESG International Developed Markets Equity Index	—	(11.84)%	(7.60)%	4.71%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG International Developed Markets Equity Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.1%

Other Assets Less Liabilities	0.9%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Nestle SA	3.8%

GlaxoSmithKline PLC	2.2%

ASML Holding NV	1.9%

Allianz SE	1.8%

RELX PLC	1.7%

Portfolio Composition

(% of net assets)

Financials	17.6%

Industrials	16.4%

Health Care	12.9%

Consumer Staples	12.0%

Consumer Discretionary	11.2%

Materials	8.7%

Information Technology	7.2%

Communication Services	5.8%

Utilities	3.0%

Real Estate	2.7%

Energy	1.6%

Other Assets Less Liabilities	0.9%

Net Assets	100%

Country Allocation

(% of net assets)

Japan	22.1%

United Kingdom	15.6%

France	10.1%

Switzerland	10.1%

Australia	8.2%

Germany	8.2%

Netherlands	3.8%

Hong Kong	3.2%

Sweden	2.5%

Denmark	2.2%

Other	13.1%

Other Assets Less Liabilities	0.9%

Net Assets	100%

Nuveen ESG Large-Cap ETF (NULC) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception	Expense Ratios
NULC at NAV	6/03/19	(13.48)%	(3.60)%	16.91%	0.20%
NULC at Market Price	6/03/19	(13.66)%	(3.78)%	16.88%	—
MSCI USA Index	—	(11.30)%	(1.60)%	17.04%	—
TIAA ESG USA Large-Cap Index	—	(13.41)%	(3.40)%	17.18%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.7%

Other Assets Less Liabilities	0.3%

Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	27.4%

Health Care	13.7%

Financials	13.2%

Consumer Discretionary	9.8%

Consumer Staples	8.4%

Industrials	8.3%

Communication Services	6.2%

Real Estate	4.1%

Energy	3.1%

Materials	2.8%

Utilities	2.7%

Other Assets Less Liabilities	0.3%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Microsoft Corp	6.5%

Tesla Inc	2.7%

Procter & Gamble Co	2.4%

S&P Global Inc	2.2%

NVIDIA Corp	2.2%

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NULG at NAV	12/31/16	(21.61)%	(8.11)%	17.18%	17.92%	0.25%
NULG at Market Price	12/31/16	(21.61)%	(8.08)%	17.42%	17.93%	—
MSCI USA Growth Index	—	(19.99)%	(8.05)%	17.19%	17.92%	—
TIAA ESG USA Large-Cap Growth Index	—	(21.52)%	(7.80)%	17.63%	18.36%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Growth Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.8%

Other Assets Less Liabilities	0.2%

Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	42.4%

Consumer Discretionary	14.4%

Health Care	11.9%

Communication Services	11.0%

Industrials	5.9%

Financials	4.8%

Consumer Staples	3.9%

Materials	2.7%

Real Estate	1.6%

Energy	1.2%

Other Assets Less Liabilities	0.2%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Microsoft Corp	12.8%

Tesla Inc	5.6%

NVIDIA Corp	3.7%

Visa Inc, Class A	3.2%

S&P Global Inc	3.1%

Nuveen ESG Large-Cap Value ETF (NULV) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NULV at NAV	12/31/16	(4.38)%	1.01%	9.64%	9.44%	0.25%
NULV at Market Price	12/31/16	(4.44)%	0.93%	9.63%	9.43%	—
MSCI USA Value Index	—	(2.56)%	4.12%	9.40%	9.14%	—
TIAA ESG USA Large-Cap Value Index	—	(4.28)%	1.30%	10.03%	9.81%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Large-Cap Value Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.8%

Investments Purchased with Collateral from Securities Lending	0.2%

Other Assets Less Liabilities	(0.0)%

Net Assets	100%

Portfolio Composition

(% of net assets)

Health Care	17.5%

Financials	17.3%

Information Technology	13.2%

Consumer Staples	12.9%

Industrials	11.9%

Real Estate	6.1%

Consumer Discretionary	5.3%

Utilities	4.8%

Energy	3.8%

Communication Services	3.7%

Materials	3.3%

Investments Purchased with Collateral from Securities Lending	0.2%

Other Assets Less Liabilities	(0.0)%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Procter & Gamble Co	3.3%

JPMorgan Chase & Co	2.8%

Coca-Cola Co	2.7%

PepsiCo Inc	2.5%

Home Depot Inc	2.4%

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NUMG at NAV	12/31/16	(24.87)%	(17.74)%	12.52%	12.70%	0.30%
NUMG at Market Price	12/31/16	(24.87)%	(17.70)%	12.52%	12.71%	—
MSCI USA Mid-Cap Growth Index	—	(24.10)%	(14.24)%	12.51%	12.73%	—
TIAA ESG USA Mid-Cap Growth Index	—	(24.81)%	(17.49)%	12.99%	13.16%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Growth Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.9%

Investments Purchased with Collateral from Securities Lending	2.4%

Other Assets Less Liabilities	(2.3)%

Net Assets	100%

Portfolio Composition

(% of net assets)

Information Technology	34.1%

Health Care	20.9%

Industrials	12.8%

Consumer Discretionary	11.7%

Communication Services	6.7%

Energy	5.5%

Financials	3.6%

Materials	3.3%

Real Estate	1.3%

Investments Purchased with Collateral from Securities Lending	2.4%

Other Assets Less Liabilities	(2.3)%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Cadence Design Systems Inc	3.8%

Cheniere Energy Inc	3.5%

Mettler-Toledo International Inc	2.9%

Ulta Beauty Inc	2.6%

Tractor Supply Co	2.6%

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NUMV at NAV	12/31/16	(5.75)%	(0.19)%	9.16%	8.82%	0.30%
NUMV at Market Price	12/31/16	(5.96)%	(0.20)%	8.94%	8.81%	—
MSCI USA Mid-Cap Value Index	—	(5.18)%	0.62%	8.71%	8.68%	—
TIAA ESG USA Mid-Cap Value Index	—	(5.67)%	0.09%	9.59%	9.25%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Mid-Cap Value Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.8%

Other Assets Less Liabilities	0.2%

Net Assets	100%

Portfolio Composition

(% of net assets)

Financials	17.6%

Real Estate	14.9%

Industrials	13.9%

Consumer Discretionary	9.6%

Materials	8.5%

Utilities	6.7%

Information Technology	6.6%

Consumer Staples	6.3%

Energy	5.9%

Health Care	5.9%

Communication Services	3.9%

Other Assets Less Liabilities	0.2%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Arthur J Gallagher & Co	2.5%

ONEOK Inc	2.2%

McCormick & Co Inc	2.1%

Ventas Inc	2.1%

Hartford Financial Services Group Inc	2.0%

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Fund Performance, Expense Ratios and Holdings Summaries

April 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
NUSC at NAV	12/31/16	(13.40)%	(12.11)%	10.11%	9.99%	0.30%
NUSC at Market Price	12/31/16	(13.38)%	(12.09)%	10.04%	10.00%	—
MSCI USA Small-Cap Index	—	(14.71)%	(12.10)%	9.46%	9.43%	—
TIAA ESG USA Small-Cap Index	—	(13.35)%	(11.89)%	10.54%	10.41%	—

*	For purposes of Fund performance, relative results are measured against the TIAA ESG USA Small-Cap Index.

Holdings Summaries as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.8%

Investments Purchased with Collateral from Securities Lending	0.6%

Other Assets Less Liabilities	(0.4)%

Net Assets	100%

Portfolio Composition

(% of net assets)

Industrials	18.1%

Consumer Discretionary	14.9%

Financials	14.0%

Information Technology	13.8%

Health Care	10.2%

Real Estate	10.1%

Materials	6.1%

Consumer Staples	4.7%

Energy	3.7%

Communication Services	2.2%

Utilities	2.0%

Investments Purchased with Collateral from Securities Lending	0.6%

Other Assets Less Liabilities	(0.4)%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Darling Ingredients Inc	1.2%

First Horizon Corp	1.2%

Nielsen Holdings PLC	1.1%

Reliance Steel & Aluminum Co	1.0%

Kilroy Realty Corp	0.9%

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2022.

The beginning of the period is November 1, 2021.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen ESG Dividend ETF (NUDV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$974.38
Expenses Incurred During Period	$1.22
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.55
Expenses Incurred During the Period	$1.25

Expenses are equal to the Fund’s annualized net expense ratio of 0.25%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Emerging Markets Equity ETF (NUEM)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$858.10
Expenses Incurred During Period	$1.61
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.06
Expenses Incurred During the Period	$1.76

Expenses are equal to the Fund’s annualized net expense ratio of 0.35%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG International Developed Markets Equity ETF (NUDM)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$880.80
Expenses Incurred During Period	$1.40
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.31
Expenses Incurred During the Period	$1.51

Expenses are equal to the Fund’s annualized net expense ratio of 0.30%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Large-Cap ETF (NULC)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$865.20
Expenses Incurred During Period	$0.92
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.80
Expenses Incurred During the Period	$1.00

Expenses are equal to the Fund’s annualized net expense ratio of 0.20%, multiplied by 181/365 (to reflect the one-half year period).

Expense Examples (continued)

Nuveen ESG Large-Cap Growth ETF (NULG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$783.88
Expenses Incurred During Period	$1.11
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.55
Expenses Incurred During the Period	$1.25

Expenses are equal to the Fund’s annualized net expense ratio of 0.25%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Large-Cap Value ETF (NULV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$956.24
Expenses Incurred During Period	$1.21
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.55
Expenses Incurred During the Period	$1.25

Expenses are equal to the Fund’s annualized net expense ratio of 0.25%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Mid-Cap Growth ETF (NUMG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$751.27
Expenses Incurred During Period	$1.30
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.31
Expenses Incurred During the Period	$1.51

Expenses are equal to the Fund’s annualized net expense ratio of 0.30%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Mid-Cap Value ETF (NUMV)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$942.49
Expenses Incurred During Period	$1.44
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.31
Expenses Incurred During the Period	$1.51

Expenses are equal to the Fund’s annualized net expense ratio of 0.30%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Small-Cap ETF (NUSC)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$866.01
Expenses Incurred During Period	$1.39
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,023.31
Expenses Incurred During the Period	$1.51

Expenses are equal to the Fund’s annualized net expense ratio of 0.30%, multiplied by 181/365 (to reflect the one-half year period).

Nuveen ESG Dividend ETF (NUDV)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.5%

	COMMON STOCKS – 99.5%

	Communication Services – 4.7%

2,360	Comcast Corp, Class A	$93,834

621	Interpublic Group of Cos Inc	20,257

1,361	Lumen Technologies Inc	13,692

335	Omnicom Group Inc	25,503

949	Paramount Global, Class B	27,635

1,581	Sirius XM Holdings Inc	9,486

2,131	Verizon Communications Inc	98,665
	Total Communication Services	289,072

	Consumer Discretionary – 6.6%

349	Best Buy Co Inc	31,386

207	Hasbro Inc	18,228

389	Home Depot Inc	116,856

437	LKQ Corp	21,688

454	Lowe’s Cos Inc	89,770

456	Target Corp	104,264

526	VF Corp	27,352
	Total Consumer Discretionary	409,544

	Consumer Staples – 10.8%

878	Archer-Daniels-Midland Co	78,634

223	Bunge Ltd	25,226

194	Clorox Co	27,833

1,954	Coca-Cola Co	126,248

89	Colgate-Palmolive Co	6,857

1,118	Keurig Dr Pepper Inc	41,813

1,109	Kroger Co	59,842

393	McCormick & Co Inc/MD	39,524

693	PepsiCo Inc	118,995

881	Procter & Gamble Co	141,444
	Total Consumer Staples	666,416

	Energy – 4.4%

1,303	Baker Hughes Co	40,419

1,403	Halliburton Co	49,975

698	ONEOK Inc	44,204

645	Valero Energy Corp	71,904

Shares	Description (1)	Value

	Energy (continued)

1,916	Williams Cos Inc	$65,700
	Total Energy	272,202

	Financials – 12.9%

1,236	Bank of New York Mellon Corp	51,986

125	BlackRock Inc	78,085

168	Cboe Global Markets Inc	18,981

459	Discover Financial Services	51,619

272	Goldman Sachs Group Inc	83,094

2,280	Huntington Bancshares Inc/OH	29,982

545	Invesco Ltd	10,017

975	JPMorgan Chase & Co	116,376

596	Marsh & McLennan Cos Inc	96,373

992	Morgan Stanley	79,945

311	Northern Trust Corp	32,049

1,503	Regions Financial Corp	31,142

576	State Street Corp	38,575

867	Synchrony Financial	31,914

352	T Rowe Price Group Inc	43,310

86	Truist Financial Corp	4,158
	Total Financials	797,606

	Health Care – 14.6%

444	Amgen Inc	103,536

784	Baxter International Inc	55,711

1,518	Bristol-Myers Squibb Co	114,260

444	Cardinal Health Inc	25,774

397	Cigna Corp	97,972

967	CVS Health Corp	92,958

450	Eli Lilly & Co	131,459

1,472	Gilead Sciences Inc	87,348

1,421	Merck & Co Inc	126,029

193	Quest Diagnostics Inc	25,831

542	Royalty Pharma PLC, Class A	23,078

1,907	Viatris Inc	19,699
	Total Health Care	903,655

	Industrials – 15.3%

210	A O Smith Corp	12,270

45	Allegion plc	5,141

1,291	Carrier Global Corp	49,407

476	Caterpillar Inc	100,217

Nuveen ESG Dividend ETF (NUDV) Fund (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

205	CH Robinson Worldwide Inc	$21,761

223	Cummins Inc	42,189

568	Eaton Corp PLC	82,371

917	Emerson Electric Co	82,695

907	Fastenal Co	50,166

328	Illinois Tool Works Inc	64,652

1,105	Johnson Controls International plc	66,156

384	Masco Corp	20,233

160	Owens Corning	14,549

261	Pentair PLC	13,246

350	Republic Services Inc	46,995

183	Rockwell Automation Inc	46,239

350	Rollins Inc	11,739

86	Snap-on Inc	18,274

375	Trane Technologies PLC	52,459

482	United Parcel Service Inc, Class B	86,750

68	WW Grainger Inc	34,002

284	Xylem Inc/NY	22,862
	Total Industrials	944,373

	Information Technology – 12.3%

453	Automatic Data Processing Inc	98,835

2,121	Cisco Systems Inc	103,887

885	Fidelity National Information Services Inc	87,748

2,062	Hewlett Packard Enterprise Co	31,775

1,806	HP Inc	66,154

2,279	Intel Corp	99,342

753	International Business Machines Corp	99,554

265	Motorola Solutions Inc	56,628

615	Texas Instruments Inc	104,704

649	Western Union Co	10,877
	Total Information Technology	759,504

	Materials – 3.5%

2,417	Amcor PLC	28,666

399	International Flavors & Fragrances Inc	48,399

1,253	Newmont Corp	91,281

374	PPG Industries Inc	47,868
	Total Materials	216,214

	Real Estate – 9.5%

412	American Tower Corp	99,300

Shares	Description (1)	Value

	Real Estate (continued)

547	Crown Castle International Corp	$101,310

445	Digital Realty Trust Inc	65,023

132	Equinix Inc	94,919

451	Iron Mountain Inc	24,232

664	Prologis Inc	106,433

629	Ventas Inc	34,941

683	Welltower Inc	62,023
	Total Real Estate	588,181

	Utilities – 4.9%

284	American Water Works Co Inc	43,759

209	Atmos Energy Corp	23,700

991	CenterPoint Energy Inc	30,334

558	Consolidated Edison Inc	51,749

379	Essential Utilities Inc	16,964

542	Eversource Energy	47,371

502	Sempra Energy	81,003

330	UGI Corp	11,319
	Total Utilities	306,199
	Total Long-Term Investments (cost $6,239,500)	6,152,966
	Other Assets Less Liabilities – 0.5%	31,992
	Net Assets – 100%	$6,184,958

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

See accompanying notes to financial statements.

Nuveen ESG Emerging Markets Equity ETF (NUEM)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Communication Services – 13.4%

676,384	Axiata Group Bhd	$545,333

380	Baidu Inc, (2)	47,185

16,564	Bharti Airtel Ltd, (2)	160,347

69,030	Emirates Telecommunications Group Co PJSC	657,778

120	HYBE Co Ltd, (2)	24,029

18,991	Info Edge India Ltd	1,158,179

25,877	Kakao Corp	1,852,183

93,530	MTN Group Ltd	997,555

1,064	NCSoft Corp	357,067

163,830	NetEase Inc	3,215,567

195,720	Ooredoo QPSC	402,484

6,470	SK Telecom Co Ltd	293,623

124,484	Telefonica Brasil SA	1,337,043

7,654,398	Telkom Indonesia Persero Tbk PT	2,439,354

180,316	Tencent Holdings Ltd	8,673,204

106,087	TIM SA/Brazil	288,771

72,865	Turkcell Iletisim Hizmetleri AS	106,139
	Total Communication Services	22,555,841

	Consumer Discretionary – 12.4%

217,106	Alibaba Group Holding Ltd, (2)	2,825,146

88,020	Allegro.eu SA, 144A, (2)	456,900

43,794	Americanas SA	212,240

63,042	BYD Co Ltd	1,894,599

21,899	BYD Co Ltd, Class A	801,219

684,068	China Ruyi Holdings Ltd, (2)	166,524

13,594	Coway Co Ltd	767,368

9,336	Eicher Motors Ltd	321,437

460	FF Group, (2), (3)	582

4,058	Hero MotoCorp Ltd	132,661

85,507	JD Health International Inc, 144A, (2)	550,892

8,628	JD.com Inc, Class A, (2)	292,066

26,127	LG Electronics Inc	2,423,404

Shares	Description (1)	Value

	Consumer Discretionary (continued)

34,064	Li Auto Inc, ADR, (2)	$764,056

76,848	Mahindra & Mahindra Ltd	926,941

173,367	Meituan, Class B, 144A, (2)	3,800,479

13,053	Naspers Ltd	1,326,861

733,651	PTT Oil & Retail Business PCL, (4)	535,512

139,900	Suning.com Co Ltd, (2)	68,036

53,199	Vipshop Holdings Ltd, ADR, (2)	407,504

29,030	XPeng Inc, ADR, (2)	714,428

35,469	Yum China Holdings Inc	1,482,604
	Total Consumer Discretionary	20,871,459

	Consumer Staples – 6.2%

61,383	Almarai Co JSC	850,996

1,014	AMOREPACIFIC Group	40,366

834	BGF retail Co Ltd	120,186

1,575	Britannia Industries Ltd	67,766

184,362	Cencosud SA	295,005

447,647	China Feihe Ltd, 144A	428,469

111,409	China Mengniu Dairy Co Ltd	604,886

123,113	Coca-Cola Femsa SAB de CV	671,833

329,662	Fomento Economico Mexicano SAB de CV	2,465,458

75,374	Hindustan Unilever Ltd	2,213,620

4,971	Kuala Lumpur Kepong Bhd	33,639

339	LG Household & Health Care Ltd	245,343

519	LG Household & Health Care Ltd	205,369

3,982	Nestle India Ltd	954,836

52,009	PPB Group Bhd	205,240

64,373	Savola Group, (2)	612,700

1,846,722	Unilever Indonesia Tbk PT	495,533
	Total Consumer Staples	10,511,245

	Energy – 3.2%

426,189	China Suntien Green Energy Corp Ltd	243,346

253,065	Cosan SA	1,073,132

964,246	Dialog Group Bhd	553,719

11,564	HD Hyundai Co Ltd	536,769

66,451	Offshore Oil Engineering Co Ltd	40,921

73,543	Petronas Dagangan Bhd	367,250

119,961	Qatar Fuel QSC	603,799

608,249	Qatar Gas Transport Co Ltd	571,212

276,888	Thai Oil PCL, (4)	456,764

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Energy (continued)

30,947	Turkiye Petrol Rafinerileri AS, (2)	$487,869

178,951	Ultrapar Participacoes SA	472,293

13,902	Yantai Jereh Oilfield Services Group Co Ltd, Class A	65,139
	Total Energy	5,472,213

	Financials – 19.4%

213,995	Alpha Services and Holdings SA, (2)	245,169

286,184	Axis Bank Ltd	2,732,773

87,464	B3 SA - Brasil Bolsa Balcao	234,900

313,959	Banco Bradesco SA	1,139,894

71,209	Banco Bradesco SA	214,395

167,506	Banco do Brasil SA	1,123,652

158,485	Bandhan Bank Ltd, 144A	691,846

774,375	Bank Central Asia Tbk PT	434,007

10,034	Bank Polska Kasa Opieki SA	221,591

574,826	Cathay Financial Holding Co Ltd	1,218,864

5,380,008	China Construction Bank Corp	3,832,994

139,473	China Construction Bank Corp	127,468

221,284	China Merchants Bank Co Ltd	1,350,918

91,400	China Merchants Bank Co Ltd	549,498

3,370	Credicorp Ltd	468,059

375,961	First Abu Dhabi Bank PJSC	2,296,883

314,747	FirstRand Ltd	1,362,967

504,782	Fubon Financial Holding Co Ltd	1,274,136

37,803	Hana Financial Group Inc	1,414,603

108,499	Huatai Securities Co Ltd	218,086

377,451	Huatai Securities Co Ltd, 144A	524,361

47,161	KB Financial Group Inc	2,196,591

29,879	Kotak Mahindra Bank Ltd	698,874

41,176	Malayan Banking Bhd	85,785

29,234	Moneta Money Bank AS, 144A	109,679

5,401	Nedbank Group Ltd	75,704

1,096,621	Old Mutual Ltd	879,862

29,288	Piramal Enterprises Ltd	829,876

183,936	Postal Savings Bank of China Co Ltd, 144A	140,657

388,600	Postal Savings Bank of China Co Ltd	316,534

768,835	Public Bank Bhd	828,261

27,635	Qatar National Bank QPSC	176,430

7,566	Samsung Fire & Marine Insurance Co Ltd	1,265,016

16,238	Samsung Life Insurance Co Ltd	841,635

64,776	Shinhan Financial Group Co Ltd	2,173,812

Shares	Description (1)	Value

	Financials (continued)

3,087	Standard Bank Group Ltd	$32,790

30,236	Woori Financial Group Inc	355,080
	Total Financials	32,683,650

	Health Care – 3.4%

307,667	3SBio Inc, 144A, (2)	217,629

69,635	Akeso Inc, 144A, (2)	132,771

86,045	CSPC Pharmaceutical Group Ltd	88,829

12,913	Dr Sulaiman Al Habib Medical Services Group Co	688,547

83,160	Genscript Biotech Corp, (2)	241,123

21,240	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	92,837

1,713	Hangzhou Tigermed Consulting Co Ltd, 144A	16,898

171,234	Hansoh Pharmaceutical Group Co Ltd, 144A	284,148

36,050	Hartalega Holdings Bhd	36,435

11,800	Huadong Medicine Co Ltd	60,584

3,696,362	Kalbe Farma Tbk PT	418,158

4,914	Richter Gedeon Nyrt	97,995

51,219	Shanghai Fosun Pharmaceutical Group Co Ltd	221,296

9,068	Shanghai Fosun Pharmaceutical Group Co Ltd	58,681

27,300	Shanghai Pharmaceuticals Holding Co Ltd	72,302

13,600	Shenzhen Mindray Bio-Medical Electronics Co Ltd	639,897

63,057	WuXi AppTec Co Ltd, 144A	875,998

20,962	WuXi AppTec Co Ltd	325,806

113,608	Wuxi Biologics Cayman Inc, 144A, (2)	868,768

18,720	Yunnan Baiyao Group Co Ltd	214,999
	Total Health Care	5,653,701

	Industrials – 5.0%

709,851	Airports of Thailand PCL, (4)	1,383,432

1,548	Ayala Corp	21,869

12,600	China Baoan Group Co Ltd, Class A	17,074

268,156	China Lesso Group Holdings Ltd	340,059

576	CJ Corp	39,898

20,117	Contemporary Amperex Technology Co Ltd	1,239,877

72,254	Evergreen Marine Corp Taiwan Ltd	355,442

46,774	Grupo Aeroportuario del Pacifico SAB de CV	720,524

1,661	Grupo Aeroportuario del Sureste SAB de CV	36,218

15,340	GS Engineering & Construction Corp	513,572

21,280	LG Corp	1,241,898

2,985	Localiza Rent a Car SA	31,910

132,441	Rumo SA	437,797

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

72,100	SF Holding Co Ltd, Class A, (2)	$556,895

178,400	Shanghai Electric Group Co Ltd	103,145

19,900	Shenzhen Inovance Technology Co Ltd	172,882

70,400	Tianshan Aluminum Group Co Ltd	72,820

41,731	WEG SA	253,645

190,999	Xinjiang Goldwind Science & Technology Co Ltd	274,589

10,500	Xinjiang Goldwind Science & Technology Co Ltd	17,849

349,236	Zhejiang Expressway Co Ltd, (2)	288,873

11,800	Zhejiang Weixing New Building Materials Co Ltd	33,739

102,502	Zoomlion Heavy Industry Science and Technology Co Ltd	89,512

332,071	Zoomlion Heavy Industry Science and Technology Co Ltd	196,801
	Total Industrials	8,440,320

	Information Technology – 19.4%

179,125	AAC Technologies Holdings Inc, (5)	422,349

712,908	Acer Inc	667,546

173,296	Asustek Computer Inc	2,098,919

311,158	Delta Electronics Inc	2,639,124

43,898	Delta Electronics Thailand PCL, (4)	465,255

1,676	HCL Technologies Ltd	23,805

137,532	Infosys Ltd	2,820,717

1,024,798	Lenovo Group Ltd	1,003,097

57,069	LG Display Co Ltd	761,071

8,282	Samsung SDS Co Ltd	979,201

93,582	Sunny Optical Technology Group Co Ltd	1,389,510

710,785	Taiwan Semiconductor Manufacturing Co Ltd	12,973,566

61,298	Tata Consultancy Services Ltd	2,844,282

41,921	Unisplendour Corp Ltd	107,300

1,552,469	United Microelectronics Corp	2,517,617

76,624	Yageo Corp	1,051,531
	Total Information Technology	32,764,890

	Materials – 12.0%

284	Anglo American Platinum Ltd	31,507

50,902	Asian Paints Ltd	2,156,139

2,193	Berger Paints India Ltd	20,607

13,000	Chengxin Lithium Group Co Ltd, (2)	86,886

59,181	China Jushi Co Ltd	140,162

824,137	China Molybdenum Co Ltd	419,098

261,165	China Molybdenum Co Ltd	184,027

16,852	Ganfeng Lithium Co Ltd	280,803

Shares	Description (1)	Value

	Materials (continued)

2,596	Ganfeng Lithium Co Ltd, 144A	$31,697

281,633	Gerdau SA	1,590,662

64,487	Grasim Industries Ltd	1,426,530

30,647	Hanwha Solutions Corp, (2)	780,815

40,564	Impala Platinum Holdings Ltd	528,868

14,893	KGHM Polska Miedz SA	486,466

33,465	Kingfa Sci & Tech Co Ltd, Class A	41,720

106,872	Klabin SA	447,584

15,831	Kumba Iron Ore Ltd	534,498

4,207	Lotte Chemical Corp	658,181

885,191	Nan Ya Plastics Corp	2,603,724

236,183	PTT Global Chemical PCL, (4)	344,793

52,612	SABIC Agri-Nutrients Co	2,280,770

105,793	Saudi Arabian Mining Co, (2)	3,892,352

42,504	Shandong Nanshan Aluminum Co Ltd	20,862

2,115	Shanghai Putailai New Energy Technology Co Ltd, (2)	37,812

91,700	Sinopec Shanghai Petrochemical Co Ltd	42,939

44,400	Transfar Zhilian Co Ltd	42,383

49,918	UPL Ltd	540,695

12,600	Yunnan Energy New Material Co Ltd, (2)	385,017

17,925	Zhejiang Huayou Cobalt Co Ltd	222,143

13,700	Zhejiang Yongtai Technology Co Ltd, Class A, (2)	51,981
	Total Materials	20,311,721

	Real Estate – 2.1%

16,731	A-Living Smart City Services Co Ltd, 144A	26,740

89,821	China Resources Land Ltd	404,107

419,484	China Vanke Co Ltd	996,563

143,300	China Vanke Co Ltd, Class A	418,139

29,369	Country Garden Services Holdings Co Ltd	126,704

25,993	Greentown Service Group Co Ltd	26,171

2,019,611	SM Prime Holdings Inc, (2)	1,354,016

195,136	Sunac Services Holdings Ltd, 144A	107,937
	Total Real Estate	3,460,377

	Utilities – 3.4%

14,270	Adani Green Energy Ltd, (2)	537,254

3,020	Adani Total Gas Ltd	97,586

221,277	China Resources Gas Group Ltd	841,829

5,252,642	Enel Americas SA	549,863

160,819	ENN Energy Holdings Ltd	2,170,585

Nuveen ESG Emerging Markets Equity ETF (NUEM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)				Value

	Utilities (continued)

108,718	Interconexion Electrica SA ESP				$594,698

318,619	Power Grid Corp of India Ltd				957,410
	Total Utilities				5,749,225
	Total Common Stocks (cost $172,355,860)				168,474,642

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 0.0%

	Food Products – 0.0%

$25	Britannia Industries Ltd	5.500%	6/03/24	N/R	$323
$25	Total Corporate Bonds (cost $0)				323
	Total Long-Term Investments (cost $172,355,860)				168,474,965

Shares	Description (1)	Coupon			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%

	MONEY MARKET FUNDS – 0.1%

132,345	State Street Navigator Securities Lending Government Money Market Portfolio, (7)	0.310%(8)			$132,345
	Total Investments Purchased with Collateral from Securities Lending (cost $132,345)				132,345
	Total Investments (cost $172,488,205) – 100.0%				168,607,310
	Other Assets Less Liabilities – 0.0%				62,676
	Net Assets – 100%				$168,669,986

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $135,608.

(6)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(8)	The rate shown is the one-day yield as of the end of the reporting period.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen ESG International Developed Markets Equity ETF (NUDM)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.1%

	COMMON STOCKS – 99.1%

	Communication Services – 5.8%

504,403	BT Group PLC	$1,123,119

536,771	HKT Trust & HKT Ltd	770,319

9,191	Informa PLC, (2)	66,305

74,700	KDDI Corp	2,499,417

3,745	Nintendo Co Ltd	1,731,730

7,253	Publicis Groupe SA	440,576

73,549	SoftBank Corp	860,040

98,720	Telenor ASA	1,408,235

75,173	Telia Co AB	313,792

42,966	Vivendi SE	496,784

1,066,793	Vodafone Group PLC	1,627,856

446	Vodafone Group PLC, Sponsored ADR	6,775

41,263	WPP PLC	520,647

154,462	Z Holdings Corp	613,508
	Total Communication Services	12,479,103

	Consumer Discretionary – 11.2%

20,101	Accor SA, (2)	668,611

8,073	Bayerische Motoren Werke AG	601,699

21,381	Bayerische Motoren Werke AG	1,770,862

1,039	Bridgestone Corp	38,229

26,258	Cie Financiere Richemont SA	3,124,503

12,333	EssilorLuxottica SA	2,131,152

4,187	Fiverr International Ltd, (2)	222,958

25,099	IDP Education Ltd	479,269

71,547	Industria de Diseno Textil SA	1,517,118

80,641	Mazda Motor Corp	578,230

45,912	Mercedes-Benz Group AG, (2)	3,249,979

170,953	Panasonic Holdings Corp	1,531,267

5,263	Prosus NV	258,677

42,704	Sony Group Corp	3,698,201

5,566	Valeo	102,787

88,325	Wesfarmers Ltd	3,101,375

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

9,185	Whitbread PLC, (2)	$324,850

39,827	Yamaha Motor Co Ltd	826,911
	Total Consumer Discretionary	24,226,678

	Consumer Staples – 12.0%

50,509	Associated British Foods PLC	1,018,747

29,115	Coca-Cola Europacific Partners PLC, (2)	1,454,294

21,255	Coca-Cola HBC AG	436,978

56,597	Danone SA	3,441,512

248,704	J Sainsbury PLC	728,474

17,978	Kao Corp	725,864

3,895	Kerry Group PLC, Class A	431,448

15,596	Koninklijke Ahold Delhaize NV	462,165

4,741	Lawson Inc	174,549

9,465	L’Oreal SA	3,483,802

62,486	Mowi ASA	1,788,754

63,379	Nestle SA	8,227,223

106,830	Orkla ASA	875,596

18,342	Reckitt Benckiser Group PLC	1,436,971

24,155	Unilever PLC	1,127,846
	Total Consumer Staples	25,814,223

	Energy – 1.6%

34,008	Ampol Ltd	818,080

60,071	Neste Oyj	2,610,922
	Total Energy	3,429,002

	Financials – 17.6%

261,865	AIA Group Ltd	2,594,904

17,273	Allianz SE	3,939,629

85,964	Australia & New Zealand Banking Group Ltd	1,667,766

121,096	AXA SA	3,252,521

426,068	Banco Bilbao Vizcaya Argentaria SA	2,273,921

161,129	Bank Hapoalim BM	1,503,494

525,328	BOC Hong Kong Holdings Ltd	1,918,221

24,642	CNP Assurances	542,798

3,812	Erste Group Bank AG	119,277

28,292	Gjensidige Forsikring ASA	612,208

236,452	HSBC Holdings PLC	1,488,187

118,045	ING Groep NV	1,133,237

1,170,350	Intesa Sanpaolo SpA	2,413,515

1	Isracard Ltd	4

Shares	Description (1)	Value

	Financials (continued)

87,611	Legal & General Group PLC	$277,299

3,280,300	Lloyds Banking Group PLC	1,889,529

63,292	MS&AD Insurance Group Holdings Inc	1,895,927

28,379	NatWest Group PLC	77,673

436,463	Nomura Holdings Inc, (2)	1,684,405

292,236	Resona Holdings Inc	1,274,190

34,611	Societe Generale SA	846,003

47,930	Sumitomo Mitsui Trust Holdings Inc	1,491,246

7,125	Swiss Re AG	589,584

5,315	Tokyo Century Corp	164,299

112,017	UBS Group AG	1,928,980

104,702	United Overseas Bank Ltd	2,273,889
	Total Financials	37,852,706

	Health Care – 12.9%

1,684	Ambu A/S	22,550

4,436	Argenx SE, (2)	1,281,786

185,879	Astellas Pharma Inc	2,837,825

27,071	AstraZeneca PLC	3,632,599

108	AstraZeneca PLC, Sponsored ADR	7,171

76,425	Chugai Pharmaceutical Co Ltd	2,302,306

90,033	Daiichi Sankyo Co Ltd	2,266,808

26,400	Eisai Co Ltd	1,154,134

1,079	Genmab A/S, (2)	383,319

210,551	GlaxoSmithKline PLC	4,750,312

15,879	Kyowa Kirin Co Ltd	334,959

39	Lonza Group AG	23,240

9,855	Merck KGaA	1,839,666

3,701	NMC Health PLC, (2), (3)	5

22,865	Novo Nordisk A/S	2,634,016

16,660	Ramsay Health Care Ltd	960,296

39,347	Ryman Healthcare Ltd	235,207

1,462	Shionogi & Co Ltd	82,048

1,267	Sonova Holding AG	463,646

10,546	Straumann Holding AG	1,266,302

24,360	Sumitomo Pharma Co Ltd	217,540

707	Vifor Pharma AG	126,374

6,203	Vifor Pharma AG	1,099,496
	Total Health Care	27,921,605

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Industrials – 16.4%

82,482	ABB Ltd	$2,515,291

21,985	Adecco Group AG	864,089

24,739	Ashtead Group PLC	1,297,990

637	Atlas Copco AB, Class B	25,634

32,495	Bouygues SA	1,126,118

190,366	Brambles Ltd	1,427,242

145,293	CNH Industrial NV	2,104,491

31,333	Dai Nippon Printing Co Ltd	657,567

10,945	Daikin Industries Ltd	1,693,366

4,798	DCC PLC	366,132

31,863	East Japan Railway Co	1,677,013

6,403	Eiffage SA	637,927

3,326	Ferguson PLC	423,425

82,988	Komatsu Ltd	1,871,009

6,618	Kornit Digital Ltd, (2)	440,097

220,778	MTR Corp Ltd	1,177,591

7,591	MTU Aero Engines AG, (2)	1,550,773

103,246	Nibe Industrier AB	1,027,257

124,223	RELX PLC	3,732,170

10,377	Schneider Electric SE	1,507,432

46	SGS SA	119,520

17,998	Siemens AG	2,236,288

55,880	Smiths Group PLC	1,036,575

312,291	Transurban Group	3,182,470

13,051	Vestas Wind Systems A/S	338,375

100,558	Volvo AB	1,626,860

16,116	Volvo AB, Class A	267,576

12,850	West Japan Railway Co	480,437
	Total Industrials	35,410,715

	Information Technology – 7.2%

6,997	ASML Holding NV	4,045,054

17,024	Fujitsu Ltd	2,455,182

14,891	Ibiden Co Ltd	567,780

11,433	Logitech International SA	759,020

32,929	Nomura Research Institute Ltd	942,934

22,867	SAP SE	2,353,493

33,271	STMicroelectronics NV	1,254,271

96,068	Telefonaktiebolaget LM Ericsson	778,385

240	Temenos AG	24,553

3,458	Tokyo Electron Ltd	1,480,780

Shares	Description (1)	Value

	Information Technology (continued)

11,829	Xero Ltd, (2)	$809,945
	Total Information Technology	15,471,397

	Materials – 8.7%

10,644	Akzo Nobel NV	933,120

55,778	Antofagasta PLC	1,086,154

177,988	Asahi Kasei Corp	1,472,014

28,655	Boliden AB	1,261,676

19,817	Croda International PLC	1,941,654

105,500	Fortescue Metals Group Ltd	1,621,678

170	Givaudan SA	682,172

14,247	James Hardie Industries PLC	420,577

2,333	Johnson Matthey PLC	65,172

24,108	Mineral Resources Ltd	1,002,928

16,652	Mitsui Chemicals Inc	382,369

11,091	Newcrest Mining Ltd	211,863

11,574	Nitto Denko Corp	781,665

52,668	Northern Star Resources Ltd	367,548

57,451	Orica Ltd	672,430

34,296	Smurfit Kappa Group PLC	1,471,825

210,815	Sumitomo Chemical Co Ltd	896,566

35,071	Sumitomo Metal Mining Co Ltd	1,535,101

196,219	Toray Industries Inc	937,326

26,004	Umicore SA	1,013,098
	Total Materials	18,756,936

	Real Estate – 2.7%

3,693	British Land Co PLC	24,008

55,745	CapitaLand Integrated Commercial Trust	94,059

363,766	Capitaland Investment Ltd/Singapore, (2)	1,114,295

57,594	City Developments Ltd	356,183

54,798	Hulic Co Ltd	464,404

28,812	Klepierre SA	694,835

98,056	Lendlease Corp Ltd	853,623

16,712	Nomura Real Estate Holdings Inc	406,965

165,227	Swire Properties Ltd	399,687

17,352	Unibail-Rodamco-Westfield, (2)	1,244,773

30,631	Vicinity Centres	40,815

1,215	Vonovia SE, (2)	48,707
	Total Real Estate	5,742,354

Nuveen ESG International Developed Markets Equity ETF (NUDM) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Utilities – 3.0%

147,617	EDP-Energias de Portugal SA	$691,746

10,882	Endesa SA	229,944

208,224	National Grid PLC	3,121,417

12,854	Orsted AS, 144A	1,445,399

9,656	Verbund AG, (2)	1,041,070
	Total Utilities	6,529,576
	Total Long-Term Investments (cost $224,540,631)	213,634,295
	Other Assets Less Liabilities – 0.9%	1,906,439
	Net Assets – 100%	$215,540,734

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Nuveen ESG Large-Cap ETF (NULC)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.7%

	COMMON STOCKS – 99.7%

	Communication Services – 6.2%

1	Cable One Inc	$1,166

34	Electronic Arts Inc	4,014

8	Liberty Broadband Corp, Class C, (2)	895

1,601	Liberty Global PLC, Class C, (2)	37,944

48	Liberty Global PLC, Class A, (2)	1,092

391	Liberty Media Corp-Liberty Formula One, Class C, (2)	24,371

1,468	Match Group Inc, (2)	116,192

724	Netflix Inc, (2)	137,821

2	Paramount Global, Class B	58

2,880	Pinterest Inc, Class A, (2)	59,098

7,605	Snap Inc, Class A, (2)	216,438

76	T-Mobile US Inc, (2)	9,359

5,645	Twitter Inc, (2)	276,718

7,535	Verizon Communications Inc	348,870

3,553	Walt Disney Co, (2)	396,621

5	Warner Bros Discovery Inc, (2)	91

106	ZoomInfo Technologies Inc, (2)	5,024
	Total Communication Services	1,635,772

	Consumer Discretionary – 9.8%

4	Aptiv PLC, (2)	426

2	BorgWarner Inc	74

220	Domino’s Pizza Inc	74,360

4	Etsy Inc, (2)	373

1,962	Hilton Worldwide Holdings Inc, (2)	304,679

933	Home Depot Inc	280,273

14	Lowe’s Cos Inc	2,768

72	Lululemon Athletica Inc, (2)	25,533

81	MercadoLibre Inc, (2)	78,864

21	Newell Brands Inc	486

2,406	NIKE Inc, Class B	300,028

159	Pool Corp	64,430

9	Ross Stores Inc	898

1,563	Target Corp	357,380

832	Tesla Inc, (2)	724,472

Nuveen ESG Large-Cap ETF (NULC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

3,497	TJX Cos Inc	$214,296

803	Tractor Supply Co	161,764

3	Ulta Beauty Inc, (2)	1,191

3	Vail Resorts Inc	763

15	Yum! Brands Inc	1,755
	Total Consumer Discretionary	2,594,813

	Consumer Staples – 8.4%

2	Archer-Daniels-Midland Co	179

877	Church & Dwight Co Inc	85,560

8,743	Coca-Cola Co	564,885

13	Colgate-Palmolive Co	1,002

2	General Mills Inc	141

5	Hormel Foods Corp	262

19	Kellogg Co	1,302

3,502	Keurig Dr Pepper Inc	130,975

4,978	Kroger Co	268,613

3,117	PepsiCo Inc	535,220

3,964	Procter & Gamble Co	636,420
	Total Consumer Staples	2,224,559

	Energy – 3.1%

5,834	Baker Hughes Co	180,971

1,701	Cheniere Energy Inc	231,013

6,349	Halliburton Co	226,151

3,092	ONEOK Inc	195,816
	Total Energy	833,951

	Financials – 13.2%

1,600	American Express Co	279,536

475	Bank of New York Mellon Corp	19,979

233	BlackRock Inc	145,551

6,076	Citigroup Inc	292,924

1,083	CME Group Inc	237,545

186	Huntington Bancshares Inc/OH	2,446

124	Intercontinental Exchange Inc	14,360

3,079	JPMorgan Chase & Co	367,510

43	KeyCorp	830

2,669	Marsh & McLennan Cos Inc	431,577

3,523	MetLife Inc	231,391

12	Moody’s Corp	3,798

2,948	Morgan Stanley	237,579

Shares	Description (1)	Value

	Financials (continued)

2,007	PNC Financial Services Group Inc	$333,363

6	Regions Financial Corp	124

1,538	S&P Global Inc	579,057

3	State Street Corp	201

11	T Rowe Price Group Inc	1,353

1,737	Travelers Cos Inc	297,131

244	Truist Financial Corp	11,797
	Total Financials	3,488,052

	Health Care – 13.7%

2	ABIOMED Inc, (2)	573

2,132	Agilent Technologies Inc	254,284

491	Align Technology Inc, (2)	142,346

944	Amgen Inc	220,131

654	Anthem Inc	328,262

13	Baxter International Inc	924

623	BioMarin Pharmaceutical Inc, (2)	50,681

3,955	Bristol-Myers Squibb Co	297,693

57	Cerner Corp	5,337

432	Cigna Corp	106,609

279	CVS Health Corp	26,820

1,695	Danaher Corp	425,665

1,025	DENTSPLY SIRONA Inc	40,990

8	Dexcom Inc, (2)	3,269

2,886	Edwards Lifesciences Corp, (2)	305,281

1,078	Eli Lilly & Co	314,916

502	Gilead Sciences Inc	29,789

1,060	HCA Inc	227,423

10	Hologic Inc, (2)	720

68	Humana Inc	30,230

128	IDEXX Laboratories Inc, (2)	55,101

139	Illumina Inc, (2)	41,234

3	Insulet Corp, (2)	717

27	Intuitive Surgical Inc, (2)	6,461

5	IQVIA Holdings Inc, (2)	1,090

3	Laboratory Corp of America Holdings, (2)	721

1,053	Merck & Co Inc	93,391

3	Novocure Ltd, (2)	230

6	Quest Diagnostics Inc	803

18	Regeneron Pharmaceuticals Inc, (2)	11,864

Nuveen ESG Large-Cap ETF (NULC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

13	ResMed Inc	$2,600

1,516	Vertex Pharmaceuticals Inc, (2)	414,201

6	West Pharmaceutical Services Inc	1,890

1,055	Zoetis Inc	186,999
	Total Health Care	3,629,245

	Industrials – 8.3%

2,102	3M Co	303,150

2	AMERCO	1,071

3,828	Carrier Global Corp	146,498

944	Caterpillar Inc	198,750

2	CH Robinson Worldwide Inc	212

497	Copart Inc, (2)	56,484

11,656	CSX Corp	400,267

226	Deere & Co	85,326

1,005	Dover Corp	133,967

4	Eaton Corp PLC	580

19	Emerson Electric Co	1,713

21	Expeditors International of Washington Inc	2,081

25	Fastenal Co	1,383

1,272	Fortive Corp	73,140

959	Fortune Brands Home & Security Inc	68,329

176	Generac Holdings Inc, (2)	38,611

4	Illinois Tool Works Inc	788

243	Ingersoll Rand Inc	10,682

160	Johnson Controls International plc	9,579

690	Old Dominion Freight Line Inc	193,283

11	Owens Corning	1,000

13	Pentair PLC	660

80	Robert Half International Inc	7,865

819	Rockwell Automation Inc	206,937

32	Rollins Inc	1,073

541	Roper Technologies Inc	254,227

2	WW Grainger Inc	1,000
	Total Industrials	2,198,656

	Information Technology – 27.4%

1,088	Accenture PLC, Class A	326,792

776	Adobe Inc, (2)	307,257

1,147	Akamai Technologies Inc, (2)	128,785

1,965	Applied Materials Inc	216,838

Shares	Description (1)	Value

	Information Technology (continued)

317	Autodesk Inc, (2)	$60,002

1,401	Automatic Data Processing Inc	305,670

327	Cadence Design Systems Inc, (2)	49,328

3,023	Cisco Systems Inc	148,067

1,249	Cognex Corp	84,470

9,233	Hewlett Packard Enterprise Co	142,281

8,167	HP Inc	299,157

10,253	Intel Corp	446,928

3,033	International Business Machines Corp	400,993

221	Intuit Inc	92,544

1,300	Keysight Technologies Inc, (2)	182,351

6,233	Microsoft Corp	1,729,782

5	NortonLifeLock Inc	125

3,109	NVIDIA Corp	576,626

84	NXP Semiconductors NV	14,356

908	Okta Inc, (2)	108,333

2,493	ON Semiconductor Corp, (2)	129,910

4	PayPal Holdings Inc, (2)	352

1,984	Salesforce Inc, (2)	349,065

1,415	Seagate Technology Holdings PLC	116,087

546	ServiceNow Inc, (2)	261,043

3	Synopsys Inc, (2)	860

2,566	Texas Instruments Inc	436,861

1,772	Trimble Inc, (2)	118,192

623	VMware Inc, Class A	67,309

377	Zebra Technologies Corp, Class A, (2)	139,362
	Total Information Technology	7,239,726

	Materials – 2.8%

1,551	Amcor PLC	18,395

1,296	Ball Corp	105,183

1,430	Ecolab Inc	242,156

2,598	Mosaic Co	162,167

514	Newmont Corp	37,445

1,202	PPG Industries Inc	153,844

282	Steel Dynamics Inc	24,182
	Total Materials	743,372

	Real Estate – 4.1%

1,398	American Tower Corp	336,946

14	CBRE Group Inc, Class A	1,163

Nuveen ESG Large-Cap ETF (NULC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Real Estate (continued)

429	Crown Castle International Corp	$79,455

463	Equinix Inc	332,934

1,821	Prologis Inc	291,888

6	Ventas Inc	333

427	Welltower Inc	38,776
	Total Real Estate	1,081,495

	Utilities – 2.7%

2,509	Consolidated Edison Inc	232,685

820	Eversource Energy	71,668

2,261	Sempra Energy	364,835

1,362	UGI Corp	46,716
	Total Utilities	715,904
	Total Long-Term Investments (cost $23,820,006)	26,385,545
	Other Assets Less Liabilities – 0.3%	66,427
	Net Assets – 100%	$26,451,972

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See accompanying notes to financial statements.

Nuveen ESG Large-Cap Growth ETF (NULG)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Communication Services – 11.0%

108,493	Match Group Inc, (2)	$8,587,221

48,952	Netflix Inc, (2)	9,318,503

262,833	Pinterest Inc, Class A, (2)	5,393,333

331,961	Snap Inc, Class A, (2)	9,447,610

27,590	Take-Two Interactive Software Inc, (2)	3,297,281

117,459	T-Mobile US Inc, (2)	14,463,901

347,912	Twitter Inc, (2)	17,054,646

131,704	Walt Disney Co, (2)	14,702,118

131,822	ZoomInfo Technologies Inc, (2)	6,248,363
	Total Communication Services	88,512,976

	Consumer Discretionary – 14.4%

5,403	Aptiv PLC, (2)	574,879

2,868	AutoZone Inc, (2)	5,608,288

4,135	Booking Holdings Inc, (2)	9,139,632

16,999	Domino’s Pizza Inc	5,745,662

10,448	Lululemon Athletica Inc, (2)	3,705,174

1,083	MercadoLibre Inc, (2)	1,054,441

136,462	NIKE Inc, Class B	17,016,812

9,313	O’Reilly Automotive Inc, (2)	5,648,800

6,543	Pool Corp	2,651,355

153,484	Starbucks Corp	11,456,046

52,063	Tesla Inc, (2)	45,334,378

16,083	Tractor Supply Co	3,239,920

41,517	Yum! Brands Inc	4,857,904
	Total Consumer Discretionary	116,033,291

	Consumer Staples – 3.9%

35,383	Costco Wholesale Corp	18,813,849

47,286	Estee Lauder Cos Inc, Class A	12,486,341
	Total Consumer Staples	31,300,190

	Energy – 1.2%

113,973	Baker Hughes Co	3,535,443

Nuveen ESG Large-Cap Growth ETF (NULG) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Energy (continued)

43,836	Cheniere Energy Inc	$5,953,367
	Total Energy	9,488,810

	Financials – 4.8%

8,657	FactSet Research Systems Inc	3,493,013

32,182	Moody’s Corp	10,184,959

66,795	S&P Global Inc	25,148,318
	Total Financials	38,826,290

	Health Care – 11.9%

84,398	Agilent Technologies Inc	10,066,149

13,169	Dexcom Inc, (2)	5,380,590

130,749	Edwards Lifesciences Corp, (2)	13,830,629

73,166	Eli Lilly & Co	21,373,984

4,098	Hologic Inc, (2)	295,015

10,796	IDEXX Laboratories Inc, (2)	4,647,462

2,443	Mettler-Toledo International Inc, (2)	3,121,006

21,712	ResMed Inc	4,341,749

59,615	Vertex Pharmaceuticals Inc, (2)	16,288,010

13,763	West Pharmaceutical Services Inc	4,336,171

68,920	Zoetis Inc	12,216,070
	Total Health Care	95,896,835

	Industrials – 5.9%

64,005	Caterpillar Inc	13,475,612

42,560	Deere & Co	16,068,528

34,673	Old Dominion Freight Line Inc	9,712,601

17,240	Roper Technologies Inc	8,101,421
	Total Industrials	47,358,162

	Information Technology – 42.4%

48,480	Accenture PLC, Class A	14,561,453

45,775	Adobe Inc, (2)	18,124,611

49,313	Akamai Technologies Inc, (2)	5,536,864

122,015	Applied Materials Inc	13,464,355

39,172	Automatic Data Processing Inc	8,546,547

89,963	Cadence Design Systems Inc, (2)	13,570,919

82,588	Cognex Corp	5,585,426

33,828	Intuit Inc	14,165,475

74,765	Keysight Technologies Inc, (2)	10,487,287

19,673	Lam Research Corp	9,162,897

370,759	Microsoft Corp	102,893,038

32,509	Motorola Solutions Inc	6,946,848

Shares	Description (1)	Value

	Information Technology (continued)

159,239	NVIDIA Corp	$29,534,057

34,477	Okta Inc, (2)	4,113,451

100,625	ON Semiconductor Corp, (2)	5,243,569

71,710	Salesforce Inc, (2)	12,616,657

15,379	ServiceNow Inc, (2)	7,352,700

43,803	Synopsys Inc, (2)	12,562,262

117,259	Trimble Inc, (2)	7,821,175

120,418	Visa Inc, Class A	25,664,688

32,185	VMware Inc, Class A	3,477,267

24,962	Zebra Technologies Corp, Class A, (2)	9,227,453
	Total Information Technology	340,658,999

	Materials – 2.7%

61,560	Ball Corp	4,996,210

12,081	Ecolab Inc	2,045,796

52,914	Sherwin-Williams Co	14,549,233
	Total Materials	21,591,239

	Real Estate – 1.6%

21,889	American Tower Corp	5,275,687

10,609	Equinix Inc	7,628,719
	Total Real Estate	12,904,406
	Total Long-Term Investments (cost $825,962,352)	802,571,198
	Other Assets Less Liabilities – 0.2%	1,458,395
	Net Assets – 100%	$804,029,593

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See accompanying notes to financial statements.

Nuveen ESG Large-Cap Value ETF (NULV)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Communication Services – 3.7%

29,210	Fox Corp, Class B	$970,940

277,350	Interpublic Group of Cos Inc	9,047,157

612,514	Lumen Technologies Inc	6,161,891

30,522	Omnicom Group Inc	2,323,640

162,402	Paramount Global, Class B	4,729,146

328,846	Sirius XM Holdings Inc	1,973,076

509,928	Verizon Communications Inc	23,609,667

219,421	Warner Bros Discovery Inc, (2)	3,982,491
	Total Communication Services	52,798,008

	Consumer Discretionary – 5.3%

89,955	BorgWarner Inc	3,313,043

111,436	Home Depot Inc	33,475,374

48,201	LKQ Corp	2,392,216

55,752	Lowe’s Cos Inc	11,023,843

270,390	Newell Brands Inc	6,259,528

53,385	Target Corp	12,206,480

117,674	VF Corp	6,119,048
	Total Consumer Discretionary	74,789,532

	Consumer Staples – 12.9%

165,805	Archer-Daniels-Midland Co	14,849,496

57,547	Bunge Ltd	6,509,717

592,028	Coca-Cola Co	38,250,929

499,159	Keurig Dr Pepper Inc	18,668,546

386,707	Kroger Co	20,866,710

208,281	PepsiCo Inc	35,763,930

287,287	Procter & Gamble Co	46,123,928
	Total Consumer Staples	181,033,256

	Energy – 3.8%

378,937	Baker Hughes Co	11,754,626

613,041	Halliburton Co	21,836,520

314,604	ONEOK Inc	19,923,871
	Total Energy	53,515,017

	Financials – 17.3%

653	Ameriprise Financial Inc	173,365

Shares	Description (1)	Value

	Financials (continued)

139,561	Bank of New York Mellon Corp	$5,869,936

8,032	BlackRock Inc	5,017,430

20,393	Cboe Global Markets Inc	2,304,001

75,880	Chubb Ltd	15,665,426

415,502	Citigroup Inc	20,031,351

102,469	CME Group Inc	22,475,550

9,358	Discover Financial Services	1,052,401

1,016,299	Huntington Bancshares Inc/OH	13,364,332

327,299	JPMorgan Chase & Co	39,066,409

155,364	Marsh & McLennan Cos Inc	25,122,359

307,878	MetLife Inc	20,221,427

255,551	Morgan Stanley	20,594,855

118,329	PNC Financial Services Group Inc	19,654,447

182,712	Prudential Financial Inc	19,826,079

257,004	Regions Financial Corp	5,325,123

2,602	SVB Financial Group, (2)	1,268,839

148,361	Synchrony Financial	5,461,168

7,044	Truist Financial Corp	340,577
	Total Financials	242,835,075

	Health Care – 17.5%

94,459	Amgen Inc	22,026,894

46,631	Anthem Inc	23,405,498

155,589	Baxter International Inc	11,056,154

347,835	Boston Scientific Corp, (2)	14,647,332

428,309	Bristol-Myers Squibb Co	32,238,818

32,474	Cigna Corp	8,013,934

270,061	CVS Health Corp	25,960,964

75,742	Danaher Corp	19,021,088

113,939	DENTSPLY SIRONA Inc	4,556,421

295,939	Elanco Animal Health Inc, (2)	7,490,216

42,454	Exact Sciences Corp, (2)	2,337,093

78,389	Gilead Sciences Inc	4,651,603

41,149	HCA Inc	8,828,518

26,472	McKesson Corp	8,195,996

134,386	Merck & Co Inc	11,918,694

5,777	Regeneron Pharmaceuticals Inc, (2)	3,807,679

58,391	Stryker Corp	14,087,413

43,137	Thermo Fisher Scientific Inc	23,851,310
	Total Health Care	246,095,625

Nuveen ESG Large-Cap Value ETF (NULV) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Industrials – 11.9%

132,620	3M Co	$19,126,457

6,969	AMERCO	3,731,760

114,692	Carrier Global Corp	4,389,263

115,300	Caterpillar Inc	24,275,262

676,707	CSX Corp	23,238,118

26,294	Eaton Corp PLC	3,813,156

37,068	Emerson Electric Co	3,342,792

76,685	Expeditors International of Washington Inc	7,597,183

47,213	Illinois Tool Works Inc	9,306,155

53,266	Ingersoll Rand Inc	2,341,573

243,409	Johnson Controls International plc	14,572,897

110,972	Knight-Swift Transportation Holdings Inc	5,314,449

202,995	Plug Power Inc, (2), (3)	4,266,955

78,217	Robert Half International Inc	7,689,513

43,360	Roper Technologies Inc	20,375,731

78,402	United Parcel Service Inc, Class B	14,110,792
	Total Industrials	167,492,056

	Information Technology – 13.2%

49,172	Accenture PLC, Class A	14,769,302

109,616	Automatic Data Processing Inc	23,916,019

369,092	Cisco Systems Inc	18,078,126

102,056	Fidelity National Information Services Inc	10,118,852

921,948	Hewlett Packard Enterprise Co	14,207,219

240,919	HP Inc	8,824,863

667,508	Intel Corp	29,096,674

205,990	International Business Machines Corp	27,233,938

62,296	NXP Semiconductors NV	10,646,386

151,531	ON Semiconductor Corp, (2)	7,896,281

795	Salesforce Inc, (2)	139,872

121,557	Texas Instruments Inc	20,695,079
	Total Information Technology	185,622,611

	Materials – 3.3%

81,952	Amcor PLC	971,951

31,978	Ecolab Inc	5,415,154

39,927	International Flavors & Fragrances Inc	4,843,145

3,717	International Paper Co	172,023

261,023	Mosaic Co	16,293,056

52,492	Newmont Corp	3,824,042

Shares	Description (1)		Value

	Materials (continued)

122,329	PPG Industries Inc		$15,656,889
	Total Materials		47,176,260

	Real Estate – 6.1%

55,985	American Tower Corp		13,493,505

13,464	Boston Properties Inc		1,583,366

82,653	CBRE Group Inc, Class A		6,863,505

67,732	Crown Castle International Corp		12,544,644

34,962	Digital Realty Trust Inc		5,108,648

33,117	Iron Mountain Inc		1,779,376

179,679	Prologis Inc		28,800,747

170,531	Welltower Inc		15,485,920
	Total Real Estate		85,659,711

	Utilities – 4.8%

215,545	Consolidated Edison Inc		19,989,643

191,592	Eversource Energy		16,745,141

158,844	Sempra Energy		25,631,068

147,979	UGI Corp		5,075,680
	Total Utilities		67,441,532
	Total Long-Term Investments (cost $1,343,953,995)		1,404,458,683

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.2%

	MONEY MARKET FUNDS – 0.2%

3,286,668	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.310%(5)	$3,286,668
	Total Investments Purchased with Collateral from Securities Lending (cost $3,286,668)		3,286,668
	Total Investments (cost $1,347,240,663) – 100.0%		1,407,745,351
	Other Assets Less Liabilities – (0.0)%		(613,737)
	Net Assets – 100%		$1,407,131,614

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,104,885.

(4)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(5)	The rate shown is the one-day yield as of the end of the reporting period.

See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Growth ETF (NUMG)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Communication Services – 6.7%

315,588	AMC Entertainment Holdings Inc, Class A, (2), (3)	$4,828,497

3,800	Cable One Inc	4,431,560

90,933	Liberty Media Corp-Liberty Formula One, Class C, (2)	5,667,854

17,922	Match Group Inc, (2)	1,418,526

142,580	ZoomInfo Technologies Inc, (2)	6,758,292
	Total Communication Services	23,104,729

	Consumer Discretionary – 11.7%

53,454	Etsy Inc, (2)	4,981,378

25,510	Lear Corp	3,263,749

18,199	Pool Corp	7,374,599

45,110	Tractor Supply Co	9,087,410

22,973	Ulta Beauty Inc, (2)	9,115,686

25,754	Vail Resorts Inc	6,545,637
	Total Consumer Discretionary	40,368,459

	Energy – 5.5%

222,052	Baker Hughes Co	6,888,053

89,827	Cheniere Energy Inc	12,199,405
	Total Energy	19,087,458

	Financials – 3.6%

118,418	Carlyle Group Inc	4,297,389

181	MarketAxess Holdings Inc	47,713

252,831	Robinhood Markets Inc, Class A, (2), (3)	2,479,008

11,526	SVB Financial Group, (2)	5,620,539
	Total Financials	12,444,649

	Health Care – 20.9%

3,579	ABIOMED Inc, (2)	1,025,670

245,557	Avantor Inc, (2)	7,828,357

15,864	Bio-Techne Corp	6,023,402

80,042	Catalent Inc, (2)	7,248,604

84,616	Exact Sciences Corp, (2)	4,658,111

93,778	Hologic Inc, (2)	6,751,078

32,939	Insulet Corp, (2)	7,872,092

7,853	Mettler-Toledo International Inc, (2)	10,032,443

69,737	Novocure Ltd, (2)	5,340,459

Shares	Description (1)	Value

	Health Care (continued)

22,480	Waters Corp, (2)	$6,811,890

26,352	West Pharmaceutical Services Inc	8,302,461
	Total Health Care	71,894,567

	Industrials – 12.8%

34,525	Allegion plc	3,944,136

57,225	Copart Inc, (2)	6,503,621

26,533	Generac Holdings Inc, (2)	5,820,810

7,619	Lennox International Inc	1,624,295

107,608	Masco Corp	5,669,866

31,502	Old Dominion Freight Line Inc	8,824,340

241,025	Plug Power Inc, (2), (3)	5,066,345

81,211	Xylem Inc/NY	6,537,485
	Total Industrials	43,990,898

	Information Technology – 34.1%

26,780	ANSYS Inc, (2)	7,382,978

28,524	Bill.com Holdings Inc, (2)	4,869,332

86,679	Cadence Design Systems Inc, (2)	13,075,527

88,957	Cognex Corp	6,016,162

107,108	Dropbox Inc, Class A, (2)	2,329,599

62,780	Entegris Inc	6,993,064

13,309	Fair Isaac Corp, (2)	4,971,045

15,899	HubSpot Inc, (2)	6,032,558

36,861	Keysight Technologies Inc, (2)	5,170,492

40,470	Okta Inc, (2)	4,828,476

119,947	ON Semiconductor Corp, (2)	6,250,438

22,740	Paycom Software Inc, (2)	6,400,628

64,762	PTC Inc, (2)	7,396,468

1,918	RingCentral Inc,Class A, (2)	162,742

55,153	Splunk Inc, (2)	6,729,769

120,611	Trimble Inc, (2)	8,044,754

13,435	Tyler Technologies Inc, (2)	5,302,929

20,341	Zebra Technologies Corp, Class A, (2)	7,519,254

65,279	Zendesk Inc, (2)	7,966,649
	Total Information Technology	117,442,864

	Materials – 3.3%

21,821	Avery Dennison Corp	3,940,872

92,524	Ball Corp	7,509,248
	Total Materials	11,450,120

Nuveen ESG Mid-Cap Growth ETF (NUMG) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)		Value

	Real Estate – 1.3%

109,785	Zillow Group Inc, Class C, (2)		$4,371,639
	Total Long-Term Investments (cost $390,549,560)		344,155,383

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 2.4%

	MONEY MARKET FUNDS – 2.4%

8,194,547	State Street Navigator Securities Lending Government Money Market Portfolio, (4)	0.310% (5)	$8,194,547
	Total Investments Purchased with Collateral from Securities Lending (cost $8,194,547)		8,194,547
	Total Investments (cost $398,744,107) – 102.3%		352,349,930
	Other Assets Less Liabilities – (2.3)%		(7,894,447)
	Net Assets – 100%		$344,455,483

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $7,744,081.

(4)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(5)	The rate shown is the one-day yield as of the end of the reporting period.

See accompanying notes to financial statements.

Nuveen ESG Mid-Cap Value ETF (NUMV)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Communication Services – 3.9%

1,871	Cable One Inc	$2,181,960

135,922	Interpublic Group of Cos Inc	4,433,776

405,636	Lumen Technologies Inc	4,080,698

65,655	Paramount Global, Class B	1,911,874
	Total Communication Services	12,608,308

	Consumer Discretionary – 9.6%

14,053	Best Buy Co Inc	1,263,786

56,853	BorgWarner Inc	2,093,896

28,478	CarMax Inc, (2)	2,442,843

7,725	DR Horton Inc	537,583

34,986	Genuine Parts Co	4,549,929

57,128	Hasbro Inc	5,030,692

2,044	Lear Corp	261,509

102,790	LKQ Corp	5,101,468

203,210	Newell Brands Inc	4,704,311

112,138	PulteGroup Inc	4,682,883
	Total Consumer Discretionary	30,668,900

	Consumer Staples – 6.3%

55,652	Bunge Ltd	6,295,354

36,421	Clorox Co	5,225,321

26,817	Kellogg Co	1,836,965

68,286	McCormick & Co Inc	6,867,523
	Total Consumer Staples	20,225,163

	Energy – 5.9%

197,482	Baker Hughes Co	6,125,892

163,381	Halliburton Co	5,819,631

112,388	ONEOK Inc	7,117,532
	Total Energy	19,063,055

	Financials – 17.6%

118,722	Ally Financial Inc	4,744,131

173,090	Annaly Capital Management Inc	1,111,238

47,929	Arthur J Gallagher & Co	8,075,557

41,252	Cboe Global Markets Inc	4,660,651

18,428	Discover Financial Services	2,072,413

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Financials (continued)

6,757	FactSet Research Systems Inc	$2,726,382

93,913	Hartford Financial Services Group Inc	6,567,336

103,663	Huntington Bancshares Inc	1,363,168

114,495	Invesco Ltd	2,104,418

247,144	KeyCorp	4,772,351

75,307	Lincoln National Corp	4,529,716

194,822	Regions Financial Corp	4,036,712

10,264	SVB Financial Group, (2)	5,005,137

18,949	Synchrony Financial	697,513

78,103	Webster Financial Corp	3,904,369
	Total Financials	56,371,092

	Health Care – 5.9%

48,535	Cardinal Health Inc	2,817,457

29,455	DaVita Inc, (2)	3,192,038

46,633	Hologic Inc, (2)	3,357,110

10,081	Laboratory Corp of America Holdings, (2)	2,422,263

11,200	Quest Diagnostics Inc	1,499,008

24,672	STERIS PLC	5,527,761
	Total Health Care	18,815,637

	Industrials – 13.9%

9,499	Allegion plc	1,085,166

136,155	Carrier Global Corp	5,210,652

19,720	CH Robinson Worldwide Inc	2,093,278

24,624	Dover Corp	3,282,379

1,147	Expeditors International of Washington Inc	113,633

96,343	Fastenal Co	5,328,731

44,649	Fortune Brands Home & Security Inc	3,181,241

30,156	IDEX Corp	5,724,212

22,862	JB Hunt Transport Services Inc	3,905,973

41,416	Knight-Swift Transportation Holdings Inc	1,983,412

38,448	Owens Corning	3,496,077

88,709	Pentair PLC	4,501,982

45,529	Robert Half International Inc	4,475,956

458	WW Grainger Inc	229,014
	Total Industrials	44,611,706

	Information Technology – 6.6%

8,449	Akamai Technologies Inc, (2)	948,654

11,851	Black Knight Inc, (2)	779,677

19,983	Coupa Software Inc, (2)	1,724,533

830	Guidewire Software Inc, (2)	72,160

Shares	Description (1)	Value

	Information Technology (continued)

305,093	Hewlett Packard Enterprise Co	$4,701,483

24,522	NortonLifeLock Inc	614,031

8,276	Okta Inc, (2)	987,410

62,812	ON Semiconductor Corp, (2)	3,273,133

531	RingCentral Inc, Class A, (2)	45,055

39,964	Seagate Technology Holdings PLC	3,278,647

30,884	Splunk Inc, (2)	3,768,466

52,574	Western Union Co	881,140
	Total Information Technology	21,074,389

	Materials – 8.5%

295,720	Amcor PLC	3,507,239

14,826	Celanese Corp	2,178,532

39,606	FMC Corp	5,249,379

13,119	Martin Marietta Materials Inc	4,647,012

69,294	Mosaic Co	4,325,332

53,344	Steel Dynamics Inc	4,574,248

53,113	Westrock Co	2,630,687
	Total Materials	27,112,429

	Real Estate – 14.9%

35,718	Alexandria Real Estate Equities Inc	6,506,391

49,713	Boston Properties Inc	5,846,249

10,634	Camden Property Trust	1,668,368

47,192	CBRE Group Inc, Class A	3,918,824

72,555	Duke Realty Corp	3,972,386

187,299	Healthpeak Properties Inc	6,145,280

82,825	Iron Mountain Inc	4,450,187

110,251	Kimco Realty Corp	2,792,658

121,297	Ventas Inc	6,738,048

196,608	VICI Properties Inc	5,860,885
	Total Real Estate	47,899,276

	Utilities – 6.7%

53,594	Atmos Energy Corp	6,077,559

118,651	Essential Utilities Inc	5,310,819

190,166	NiSource Inc	5,537,634

133,591	UGI Corp	4,582,171
	Total Utilities	21,508,183
	Total Long-Term Investments (cost $299,547,534)	319,958,138
	Other Assets Less Liabilities – 0.2%	692,585
	Net Assets – 100%	$320,650,723

Nuveen ESG Mid-Cap Value ETF (NUMV) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See accompanying notes to financial statements.

Nuveen ESG Small-Cap ETF (NUSC)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.8%

	COMMON STOCKS – 99.8%

	Communication Services – 2.2%

22,604	Bandwidth Inc, Class A, (2)	$500,000

14,407	Cardlytics Inc, (2)	491,711

403,026	Clear Channel Outdoor Holdings Inc, (2)	991,444

33,695	Cogent Communications Holdings Inc	1,971,158

90,533	Consolidated Communications Holdings Inc, (2)	538,671

168,800	Gannett Co Inc, (2)	676,888

407,317	Globalstar Inc, (2)	472,488

25,199	Gogo Inc, (2)	463,914

92,382	Gray Television Inc	1,710,915

54,678	John Wiley & Sons Inc, Class A	2,782,563

24,320	New York Times Co	931,942

73,902	Radius Global Infrastructure Inc, (2)	917,863

93,288	TEGNA Inc	2,057,000

20,351	Vimeo Inc, (2)	207,377

13,483	WideOpenWest Inc, (2)	270,334

24,553	ZipRecruiter Inc, Class A, (2)	552,688

914,388	Zynga Inc, Class A, (2)	7,561,989
	Total Communication Services	23,098,945

	Consumer Discretionary – 14.9%

15,595	1-800-Flowers.com Inc, Class A, (2)	159,069

27,633	2U Inc, (2)	275,777

33,268	Aaron’s Co Inc	682,992

86,808	Academy Sports & Outdoors Inc	3,243,147

22,973	American Public Education Inc, (2)	446,595

105,381	AMMO Inc, (2), (3)	426,793

114,751	Beachbody Co Inc, (2), (3)	188,192

44,055	Bright Horizons Family Solutions Inc, (2)	5,032,843

31,997	Caleres Inc	733,691

49,645	Callaway Golf Co, (2)	1,089,211

27,432	Camping World Holdings Inc, Class A	704,454

117,490	Canoo Inc, (2), (3)	563,952

19,624	Carriage Services Inc	841,673

48,354	Carter’s Inc	4,073,341

18,063	Columbia Sportswear Co	1,484,056

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Consumer Discretionary (continued)

61,792	ContextLogic Inc, (2), (3)	$105,046

60,000	Coursera Inc, (2)	1,128,600

22,497	Crocs Inc, (2)	1,494,476

88,741	Dana Inc	1,314,254

26,164	Ethan Allen Interiors Inc	621,133

16,351	European Wax Center Inc, Class A	448,835

11,670	F45 Training Holdings Inc, (2)	102,579

97,641	Foot Locker Inc	2,861,858

29,688	Franchise Group Inc	1,107,066

22,805	GameStop Corp, Class A, (2)	2,852,221

31,949	Gap Inc	396,807

4,900	Graham Holdings Co, Class B	2,902,613

9,740	Group 1 Automotive Inc	1,696,124

233,180	Hanesbrands Inc	3,091,967

133,946	Harley-Davidson Inc	4,882,332

18,823	Helen of Troy Ltd, (2)	4,037,722

108,651	Hilton Grand Vacations Inc, (2)	5,088,126

33,141	iRobot Corp, (2)	1,678,592

7,023	Johnson Outdoors Inc	537,119

43,605	Kohl’s Corp	2,523,857

41,233	Kontoor Brands Inc	1,638,187

37,481	Latham Group Inc, (2)	449,772

26,708	LCI Industries	2,599,223

48,309	Leggett & Platt Inc	1,721,250

97,899	Leslie’s Inc, (2)	1,918,820

126,159	Lordstown Motors Corp, Class A, (2)	275,027

15,449	Lovesac Co, (2)	677,284

174,009	Macy’s Inc	4,205,798

25,569	Malibu Boats Inc, (2)	1,285,865

26,305	MarineMax Inc, (2)	1,076,401

29,838	Marriott Vacations Worldwide Corp	4,455,709

307,296	Mattel Inc, (2)	7,470,366

34,987	Membership Collective Group Inc, (2), (3)	262,053

41,107	Monro Inc	1,879,823

19,004	Movado Group Inc	683,574

23,779	Murphy USA Inc	5,554,774

124,416	Nordstrom Inc	3,197,491

63,376	ODP Corp, (2)	2,727,069

109,961	Petco Health & Wellness Co Inc, (2)	2,117,849

10,026	Planet Fitness Inc, Class A, (2)	802,381

Shares	Description (1)	Value

	Consumer Discretionary (continued)

27,052	PVH Corp	$1,968,845

97,822	Quotient Technology Inc, (2)	519,435

42,755	Ralph Lauren Corp	4,461,057

68,925	RealReal Inc, (2)	373,573

27,054	Rent-A-Center Inc/TX	652,542

106,646	Rover Group Inc, (2)	675,069

47,362	SeaWorld Entertainment Inc, (2)	3,194,093

21,386	Signet Jewelers Ltd	1,501,297

69,448	Six Flags Entertainment Corp, (2)	2,657,775

6,289	Sleep Number Corp, (2)	255,082

35,197	Steven Madden Ltd	1,445,189

118,219	Tapestry Inc	3,891,769

145,172	Terminix Global Holdings Inc, (2)	6,661,943

49,194	Thor Industries Inc	3,765,801

63,524	ThredUp Inc, Class A, (2)	418,623

27,793	Traeger Inc, (2), (3)	166,480

82,986	Travel + Leisure Co	4,604,063

7,816	TravelCenters of America Inc, (2)	297,086

43,393	Tupperware Brands Corp, (2)	762,849

59,925	Victoria’s Secret & Co, (2)	2,823,666

98,219	Wendy’s Co	1,940,807

27,950	Wingstop Inc	2,564,692

6,495	Wolverine World Wide Inc	128,731

138,302	Workhorse Group Inc, (2), (3)	416,289

63,675	WW International Inc, (2)	623,378

47,987	Wyndham Hotels & Resorts Inc	4,220,937

85,792	XL Fleet Corp, (2)	120,109

19,842	XPEL Inc, (2)	858,563

35,508	YETI Holdings Inc, (2)	1,735,276
	Total Consumer Discretionary	157,520,848

	Consumer Staples – 4.7%

10,242	Andersons Inc	514,456

7,429	BJ’s Wholesale Club Holdings Inc, (2)	478,056

8,048	Casey’s General Stores Inc	1,620,062

41,680	Chefs’ Warehouse Inc, (2)	1,525,488

170,241	Darling Ingredients Inc, (2)	12,493,987

63,465	Edgewell Personal Care Co	2,420,555

24,965	Freshpet Inc, (2)	2,330,483

64,793	Herbalife Nutrition Ltd, (2)	1,722,198

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Consumer Staples (continued)

40,218	Ingredion Inc	$3,422,954

105,160	Lamb Weston Holdings Inc	6,951,076

13,540	Medifast Inc	2,414,994

12,363	MGP Ingredients Inc	1,129,113

71,185	Performance Food Group Co, (2)	3,505,861

4,100	United Natural Foods Inc, (2)	176,013

204,702	US Foods Holding Corp, (2)	7,700,889

79,687	Veru Inc, (2)	933,932

20,187	Vital Farms Inc, (2)	232,151
	Total Consumer Staples	49,572,268

	Energy – 3.7%

161,530	Archrock Inc	1,406,926

72,549	Cactus Inc, Class A	3,622,372

248,727	ChampionX Corp	5,248,140

205,996	Clean Energy Fuels Corp, (2)	1,207,137

56,987	Core Laboratories NV	1,481,662

82,202	Delek US Holdings Inc, (2)	1,989,288

22,804	DMC Global Inc, (2)	455,852

43,464	Dril-Quip Inc, (2)	1,255,240

480,887	NOV Inc	8,718,481

122,740	Oceaneering International Inc, (2)	1,390,644

61,759	Renewable Energy Group Inc, (2)	3,771,005

526,869	TechnipFMC PLC, (2)	3,645,934

85,958	Weatherford International PLC, (2)	2,774,724

77,773	World Fuel Services Corp	1,883,662
	Total Energy	38,851,067

	Financials – 14.0%

2,927	Affiliated Managers Group Inc	367,543

16,216	Amalgamated Financial Corp	285,239

26,084	Amerant Bancorp Inc	693,574

11,153	Ameris Bancorp	465,080

30,260	Artisan Partners Asset Management Inc	972,556

57,255	Bancorp Inc, (2)	1,299,116

8,314	Bank First Corp	587,800

44,884	Bank OZK	1,724,443

51,927	Berkshire Hills Bancorp Inc	1,284,674

37,464	BOK Financial Corp	3,106,890

29,584	Byline Bancorp Inc	694,041

28,865	Capitol Federal Financial Inc	277,970

Shares	Description (1)	Value

	Financials (continued)

5,682	Cathay General Bancorp	$227,791

5,708	Comerica Inc	467,485

5,737	Commerce Bancshares Inc/MO	392,239

3,558	Community Trust Bancorp Inc	141,644

30,074	Cowen Inc, Class A	687,191

7,173	Cullen/Frost Bankers Inc	948,916

835	Diamond Hill Investment Group Inc	140,589

36,938	Donnelley Financial Solutions Inc, (2)	1,081,175

39,177	East West Bancorp Inc	2,793,320

4,722	Employers Holdings Inc	185,763

11,340	Federal Agricultural Mortgage Corp, Class C	1,161,556

113,127	First American Financial Corp	6,596,435

63,902	First Busey Corp	1,435,878

11,398	First Financial Bancorp	233,089

552,193	First Horizon Corp	12,358,079

24,755	First of Long Island Corp	415,389

10,025	Flagstar Bancorp Inc	353,882

388,643	FNB Corp/PA	4,477,167

616,205	Genworth Financial Inc, Class A, (2)	2,286,121

16,870	Glacier Bancorp Inc	771,971

105,525	Hancock Whitney Corp	4,935,404

90,236	Hannon Armstrong Sustainable Infrastructure Capital Inc	3,608,538

10,032	Hanover Insurance Group Inc	1,472,898

58,711	HarborOne Bancorp Inc	786,140

64,569	International Bancshares Corp	2,569,201

59,349	Janus Henderson Group PLC	1,808,958

36,029	Live Oak Bancshares Inc	1,525,108

28,950	LPL Financial Holdings Inc	5,438,836

10,375	MGIC Investment Corp	135,498

20,243	Morningstar Inc	5,126,135

73,934	Mr Cooper Group Inc, (2)	3,324,812

72,645	OceanFirst Financial Corp	1,360,641

10,383	Old National Bancorp/IN	157,406

108,570	Open Lending Corp, Class A, (2)	1,480,895

26,795	Origin Bancorp Inc	1,009,636

56,450	PennyMac Financial Services Inc	2,741,212

53,621	Pinnacle Financial Partners Inc	4,158,309

88,228	Popular Inc	6,880,902

48,255	Primerica Inc	6,251,918

42,325	ProAssurance Corp	1,039,925

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Financials (continued)

4,957	PROG Holdings Inc, (2)	$131,212

7,175	QCR Holdings Inc	389,531

47,512	Radian Group Inc	1,016,282

20,980	Reinsurance Group of America Inc, Class A	2,251,574

12,689	Seacoast Banking Corp of Florida	412,392

25,071	Silvergate Capital Corp, Class A, (2)	2,932,304

300,835	SLM Corp	5,032,970

2,228	SouthState Corp	172,536

222,192	Starwood Property Trust Inc	5,083,753

20,510	StoneX Group Inc, (2)	1,390,168

158,433	Synovus Financial Corp	6,581,307

61,464	TFS Financial Corp	921,345

34,311	TriState Capital Holdings Inc, (2)	1,036,535

42,164	Trupanion Inc, (2)	2,682,474

230,326	Valley National Bancorp	2,759,305

19,453	Victory Capital Holdings Inc, Class A	525,036

14,964	Voya Financial Inc	944,827

12,346	Western Alliance Bancorp	939,654

58,259	Wintrust Financial Corp	5,087,176

50,315	Zions Bancorp NA	2,843,301
	Total Financials	147,860,660

	Health Care – 10.2%

13,307	1Life Healthcare Inc, (2)	93,814

40,146	Accolade Inc, (2)	223,212

18,959	Achillion Pharmaceuticals Inc, (4)	8,721

38,378	Aclaris Therapeutics Inc, (2)	472,817

94,966	AdaptHealth Corp, (2)	1,202,270

55,830	Aerie Pharmaceuticals Inc, (2)	396,951

45,095	Agios Pharmaceuticals Inc, (2)	990,737

254,901	Alaunos Therapeutics Inc, (2)	135,454

64,476	Alector Inc, (2)	618,970

148,910	Alkermes PLC, (2)	4,296,054

96,203	Allogene Therapeutics Inc, (2)	803,295

47,309	Allscripts Healthcare Solutions Inc, (2)	977,404

40,426	Alphatec Holdings Inc, (2)	438,622

58,036	AMN Healthcare Services Inc, (2)	5,673,019

21,797	AnaptysBio Inc, (2)	510,050

89,432	Anavex Life Sciences Corp, (2)	768,221

46,468	AngioDynamics Inc, (2)	978,151

Shares	Description (1)	Value

	Health Care (continued)

181,731	Antares Pharma Inc, (2)	$1,011,333

37,376	Apollo Medical Holdings Inc, (2), (3)	1,363,476

15,940	Arcturus Therapeutics Holdings Inc, (2)	308,917

37,998	Arrowhead Pharmaceuticals Inc, (2)	1,562,098

7,763	Artivion Inc, (2)	157,511

19,049	Arvinas Inc, (2)	1,047,124

91,336	Atara Biotherapeutics Inc, (2)	580,897

8,362	AtriCure Inc, (2)	434,239

46,831	Axogen Inc, (2)	339,056

16,312	Axsome Therapeutics Inc, (2)	517,906

29,855	Beam Therapeutics Inc, (2)	1,120,458

27,646	BioAtla Inc, (2)	96,208

24,252	Bioxcel Therapeutics Inc, (2)	317,944

85,291	Bluebird Bio Inc, (2)	309,606

46,595	Bridgebio Pharma Inc, (2)	373,692

96,967	Brookdale Senior Living Inc, (2)	599,256

27,927	Caribou Biosciences Inc, (2)	206,660

33,556	Cassava Sciences Inc, (2), (3)	700,314

54,293	Cerevel Therapeutics Holdings Inc, (2)	1,589,699

59,943	ChemoCentryx Inc, (2)	1,106,548

73,337	Chimerix Inc, (2)	322,683

38,469	Collegium Pharmaceutical Inc, (2)	619,351

7,694	Computer Programs and Systems Inc, (2)	245,592

1,814	CONMED Corp	241,189

13,718	Corcept Therapeutics Inc, (2)	295,074

11,947	CorVel Corp, (2)	1,852,741

90,971	Covetrus Inc, (2)	1,255,400

44,863	Cross Country Healthcare Inc, (2)	840,733

34,385	CryoPort Inc, (2)	775,726

33,863	Cue Biopharma Inc, (2)	134,097

18,977	Cullinan Oncology Inc, (2)	186,164

83,203	Curis Inc, (2)	76,023

18,449	Cutera Inc, (2)	1,001,965

44,673	Denali Therapeutics Inc, (2)	1,063,217

28,105	Dyne Therapeutics Inc, (2)	224,278

29,026	Ensign Group Inc	2,331,659

34,603	Envista Holdings Corp, (2)	1,370,971

28,996	Erasca Inc, (2), (3)	211,091

29,624	Essa Pharma Inc, (2), (3)	167,968

22,771	Establishment Labs Holdings Inc, (2)	1,611,276

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

13,364	Fulgent Genetics Inc, (2)	$733,416

36,449	G1 Therapeutics Inc, (2)	187,348

9,575	Glaukos Corp, (2)	452,802

34,860	Globus Medical Inc, Class A, (2)	2,308,429

31,709	Haemonetics Corp, (2)	1,606,695

20,849	Harmony Biosciences Holdings Inc, (2)	939,039

12,204	Heska Corp, (2)	1,340,487

97,318	Hims & Hers Health Inc, (2)	409,709

48,578	Homology Medicines Inc, (2)	80,639

61,435	Humacyte Inc, (2)	434,960

68,029	Humanigen Inc, (2), (3)	127,895

13,963	Icosavax Inc, (2)	101,232

32,003	Ideaya Biosciences Inc, (2)	306,909

8,190	IGM Biosciences Inc, (2)	137,101

14,011	Imago Biosciences Inc, (2)	229,080

49,277	Immunovant Inc, (2)	227,167

8,564	Inari Medical Inc, (2)	691,115

10,619	Inogen Inc, (2)	268,448

218,674	Inovio Pharmaceuticals Inc, (2), (3)	596,980

2,905	Intellia Therapeutics Inc, (2)	142,432

30,778	Intersect ENT Inc, (2)	842,394

24,301	iRhythm Technologies Inc, (2)	2,998,014

17,282	iTeos Therapeutics Inc, (2)	461,257

17,281	Joint Corp, (2)	527,416

13,381	Kinnate Biopharma Inc, (2)	99,956

20,814	Kronos Bio Inc, (2)	98,450

21,409	Krystal Biotech Inc, (2)	1,297,599

1,941	LivaNova PLC, (2)	148,797

5,836	MEDNAX Inc, (2)	108,083

24,870	Meridian Bioscience Inc, (2)	636,423

40,282	Merit Medical Systems Inc, (2)	2,497,887

61,934	Mersana Therapeutics Inc, (2)	215,530

33,948	Merus NV, (2)	692,539

13,850	Monte Rosa Therapeutics Inc, (2), (3)	150,965

15,018	National Research Corp	515,117

37,175	Natus Medical Inc, (2)	1,236,812

83,502	NeoGenomics Inc, (2)	789,094

127,794	Nuvation Bio Inc, (2), (3)	595,520

515,343	OPKO Health Inc, (2)	1,391,426

43,374	Oramed Pharmaceuticals Inc, (2)	222,942

Shares	Description (1)	Value

	Health Care (continued)

32,689	Owens & Minor Inc	$1,160,133

41,916	Patterson Cos Inc	1,289,755

9,641	Penumbra Inc, (2)	1,663,651

61,263	Perrigo Co PLC	2,101,321

29,914	PetIQ Inc, (2)	595,289

16,617	Phathom Pharmaceuticals Inc, (2)	215,024

14,810	Pliant Therapeutics Inc, (2)	86,787

42,401	Point Biopharma Global Inc, (2), (3)	360,833

29,121	Praxis Precision Medicines Inc, (2)	235,880

47,356	Precision BioSciences Inc, (2)	94,238

14,906	Prelude Therapeutics Inc, (2)	68,419

6,909	Premier Inc, Class A	250,175

14,853	Prometheus Biosciences Inc, (2)	390,634

26,777	Prothena Corp PLC, (2)	780,817

27,353	Provention Bio Inc, (2)	122,815

24,016	Pulmonx Corp, (2)	578,786

18,588	Quidel Corp, (2)	1,870,325

151,574	R1 RCM Inc, (2)	3,413,446

24,417	Reata Pharmaceuticals Inc, (2)	619,703

47,799	Recursion Pharmaceuticals Inc, (2)	296,354

7,164	Relmada Therapeutics Inc, (2)	179,888

17,036	Repligen Corp, (2)	2,678,741

24,790	Replimune Group Inc, (2)	415,728

14,131	Revance Therapeutics Inc, (2)	231,466

43,080	Rhythm Pharmaceuticals Inc, (2)	269,681

51,318	Rubius Therapeutics Inc, (2)	85,188

44,456	Sana Biotechnology Inc, (2)	335,643

21,861	Scholar Rock Holding Corp, (2)	154,557

84,136	Sema4 Holdings Corp, (2)	180,892

462,340	Senseonics Holdings Inc, (2), (3)	647,276

12,396	Shockwave Medical Inc, (2)	1,873,407

29,571	Signify Health Inc, Class A, (2)	408,080

11,224	Simulations Plus Inc	523,712

1,523	STAAR Surgical Co, (2)	86,948

30,226	Sutro Biopharma Inc, (2)	181,658

5,578	Tandem Diabetes Care Inc, (2)	538,165

44,903	Tango Therapeutics Inc, (2)	330,486

21,020	Taysha Gene Therapies Inc, (2)	76,933

20,196	Theravance Biopharma Inc, (2)	194,891

14,793	Tivity Health Inc, (2)	475,299

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Health Care (continued)

17,004	Ultragenyx Pharmaceutical Inc, (2)	$1,202,013

37,156	uniQure NV, (2)	555,111

47,741	Varex Imaging Corp, (2)	947,659

20,592	Verve Therapeutics Inc, (2)	307,233

106,916	VG Acquisition Corp, (2), (3)	319,679

80,368	Vir Biotechnology Inc, (2)	1,635,489

24,422	XBiotech Inc	189,515

50,493	Xenon Pharmaceuticals Inc, (2)	1,427,437

59,658	Zogenix Inc, (2), (5)	40,567

1,158,976	Zomedica Corp, (2), (3)	286,267

36,834	Zymeworks Inc, (2)	225,056
	Total Health Care	107,205,056

	Industrials – 18.1%

30,849	AAON Inc	1,503,580

58,435	ABM Industries Inc	2,820,657

35,425	Acuity Brands Inc	6,110,104

187,499	ADT Inc	1,284,368

24,746	Advanced Drainage Systems Inc	2,535,475

37,712	AECOM	2,660,959

28,187	AeroVironment Inc, (2)	2,263,980

98,328	Allison Transmission Holdings Inc	3,681,400

1,560	ArcBest Corp	112,570

9,281	Armstrong World Industries Inc	785,729

28,989	ASGN Inc, (2)	3,288,802

26,900	Atkore Inc, (2)	2,585,090

54,351	Axon Enterprise Inc, (2)	6,098,182

46,629	Blink Charging Co, (2), (3)	890,614

48,292	Boise Cascade Co	3,649,909

41,237	Builders FirstSource Inc, (2)	2,538,962

34,496	Columbus McKinnon Corp/NY	1,222,883

44,260	Comfort Systems USA Inc	3,736,429

61,745	Cornerstone Building Brands Inc, (2)	1,505,961

16,667	Curtiss-Wright Corp	2,381,881

6,818	EMCOR Group Inc	725,981

44,478	Energy Recovery Inc, (2)	823,733

23,501	EnPro Industries Inc	2,190,528

73,532	Evoqua Water Technologies Corp, (2)	3,065,549

29,883	First Advantage Corp, (2)	518,769

105,689	Flowserve Corp	3,457,087

Shares	Description (1)	Value

	Industrials (continued)

2,244	Franklin Electric Co Inc	$156,945

108,696	FREYR Battery SA, (2), (3)	976,090

37,739	FTI Consulting Inc, (2)	5,951,818

39,556	GATX Corp	4,089,695

47,561	GMS Inc, (2)	2,280,550

77,002	Great Lakes Dredge & Dock Corp, (2)	1,063,398

59,267	GXO Logistics Inc, (2)	3,508,014

91,235	Healthcare Services Group Inc	1,559,206

16,756	Hexcel Corp	910,856

9,983	Hubbell Inc	1,950,279

116,245	Hyliion Holdings Corp, (2), (3)	373,146

8,186	Hyster-Yale Materials Handling Inc	251,474

9,263	IAA Inc, (2)	339,489

3,340	ICF International Inc	330,025

14,579	John Bean Technologies Corp	1,718,718

39,529	Kelly Services Inc, Class A	762,514

41,191	Korn Ferry	2,530,775

16,020	Kratos Defense & Security Solutions Inc, (2)	243,023

5,527	Landstar System Inc	856,132

9,157	Lindsay Corp	1,237,569

33,577	Luxfer Holdings PLC	541,933

38,561	Manitowoc Co Inc, (2)	510,548

25,546	ManpowerGroup Inc	2,304,249

38,634	Matthews International Corp, Class A	1,151,680

73,025	Maxar Technologies Inc	2,352,135

29,809	McGrath RentCorp	2,487,859

63,701	Mercury Systems Inc, (2)	3,553,879

77,461	MillerKnoll Inc	2,457,838

30,441	Montrose Environmental Group Inc, (2)	1,381,108

5,600	Moog Inc, Class A	447,272

96,097	MRC Global Inc, (2)	1,152,203

18,428	MSA Safety Inc	2,224,075

190,820	Mueller Water Products Inc	2,295,565

20,455	MYR Group Inc, (2)	1,617,786

419,350	Nielsen Holdings PLC	11,242,773

1,729	Oshkosh Corp	159,829

209,302	Pitney Bowes Inc	1,103,022

63,893	Primoris Services Corp	1,481,040

7,287	Proto Labs Inc, (2)	310,499

10,815	Quanta Services Inc	1,254,324

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Industrials (continued)

81,901	Resideo Technologies Inc, (2)	$1,841,953

65,513	Ryder System Inc	4,579,359

9,865	Saia Inc, (2)	2,031,795

7,232	Schneider National Inc, Class B	170,892

43,435	SiteOne Landscape Supply Inc, (2)	6,125,638

103,232	Steelcase Inc, Class A	1,210,911

61,978	Stem Inc, (2), (3)	444,382

9,068	Sterling Construction Co Inc, (2)	207,567

22,881	Tennant Co	1,477,655

75,652	Toro Co	6,061,995

61,084	Trex Co Inc, (2)	3,554,478

23,158	TriNet Group Inc, (2)	2,054,115

82,017	Triton International Ltd	5,010,419

43,039	TrueBlue Inc, (2)	1,100,507

47,723	TuSimple Holdings Inc, (2)	494,888

81,791	Upwork Inc, (2)	1,715,157

11,630	Vectrus Inc, (2)	419,843

17,105	Veritiv Corp, (2)	2,403,937

149,165	Virgin Galactic Holdings Inc, (2)	1,117,246

11,636	Watts Water Technologies Inc, Class A	1,483,125

43,024	WESCO International Inc, (2)	5,303,138

206,005	WillScot Mobile Mini Holdings Corp, (2)	7,230,775

28,514	Zurn Water Solutions Corp	890,207
	Total Industrials	190,488,497

	Information Technology – 13.8%

128,470	ACI Worldwide Inc, (2)	3,548,341

56,475	Altair Engineering Inc, (2)	3,067,722

20,479	Aspen Technology Inc, (2)	3,246,741

53,671	Avaya Holdings Corp, (2)	496,457

6,733	Avnet Inc	293,963

18,744	Badger Meter Inc	1,512,453

55,180	Bottomline Technologies DE Inc, (2)	3,124,292

44,704	Box Inc, Class A, (2)	1,368,836

57,877	Bread Financial Holdings Inc	3,171,660

78,546	BTRS Holdings Inc, (2)	527,829

16,087	Cerence Inc, (2)	474,567

7,051	Ciena Corp, (2)	389,004

12,438	Cirrus Logic Inc, (2)	942,800

5,896	Coherent Inc, (2)	1,579,538

221,821	CommScope Holding Co Inc, (2)	1,337,581

Shares	Description (1)	Value

	Information Technology (continued)

52,176	Concentrix Corp	$8,216,677

40,166	CSG Systems International Inc	2,469,004

21,044	CTS Corp	744,326

61,821	Dolby Laboratories Inc, Class A	4,789,273

6,708	Duck Creek Technologies Inc, (2)	106,858

181,311	E2open Parent Holdings Inc, (2)	1,403,347

66,271	Envestnet Inc, (2)	5,277,822

33,171	ePlus Inc, (2)	1,873,498

74,493	EVERTEC Inc	2,935,024

40,973	ExlService Holdings Inc, (2)	5,578,474

64,612	First Solar Inc, (2)	4,718,614

1,580	Five9 Inc, (2)	173,958

69,161	Flex Ltd, (2)	1,140,465

66,674	Harmonic Inc, (2)	553,394

42,720	Insight Enterprises Inc, (2)	4,245,086

13,456	Intapp Inc, (2)	335,593

37,591	InterDigital Inc	2,137,048

52,190	Itron Inc, (2)	2,493,638

42,834	Jamf Holding Corp, (2)	1,319,287

30,715	Kimball Electronics Inc, (2)	547,956

7,207	KnowBe4 Inc, Class A, (2)	171,527

76,847	Kulicke & Soffa Industries Inc	3,566,469

37,252	Lumentum Holdings Inc, (2)	3,025,235

4,867	Manhattan Associates Inc, (2)	635,387

46,813	Methode Electronics Inc	2,088,328

34,931	MicroVision Inc, (2), (3)	112,827

16,945	Model N Inc, (2)	437,859

53,621	N-able Inc, (2)	536,210

36,576	National Instruments Corp	1,321,857

2,368	nCino OpCo Inc, (2)	88,776

31,681	New Relic Inc, (2)	2,004,457

15,095	Novanta Inc, (2)	1,942,727

66,449	Nutanix Inc, (2)	1,663,218

40,569	Olo Inc, Class A, (2)	433,683

13,809	OSI Systems Inc, (2)	1,092,292

29,713	PAR Technology Corp, (2), (3)	981,718

47,956	Plantronics Inc, (2)	1,911,526

7,101	Plexus Corp, (2)	576,175

50,932	Progress Software Corp	2,443,717

27,511	PROS Holdings Inc, (2)	768,382

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)	Value

	Information Technology (continued)

42,631	Rekor Systems Inc, (2), (3)	$126,614

112,615	Ribbon Communications Inc, (2)	388,522

8,479	Rogers Corp, (2)	2,295,435

10,865	ShotSpotter Inc, (2)	298,244

97,145	Sprinklr Inc, (2)	1,326,029

20,647	Sprout Social Inc, Class A, (2)	1,265,248

25,941	SPS Commerce Inc, (2)	3,103,322

32,529	SYNAPTICS INC, (2)	4,828,605

94,099	Teradata Corp, (2)	3,890,994

32,256	Universal Display Corp	4,120,059

61,811	Veeco Instruments Inc, (2)	1,416,708

6,056	Vishay Precision Group Inc, (2)	189,008

115,079	Vontier Corp	2,948,324

51,168	WEX Inc, (2)	8,506,168

66,348	Wolfspeed Inc, (2)	6,084,775

184,628	Xerox Holdings Corp	3,212,527
	Total Information Technology	145,944,078

	Materials – 6.1%

16,466	AptarGroup Inc	1,890,791

123,916	Arconic Corp, (2)	3,117,727

110,962	Avient Corp	5,463,769

167,144	Axalta Coating Systems Ltd, (2)	4,240,443

1,536	Balchem Corp	189,235

14,578	Clearwater Paper Corp, (2)	482,678

26,201	Commercial Metals Co	1,074,241

41,960	Compass Minerals International Inc	2,481,095

11,351	Graphic Packaging Holding Co	247,452

3,007	Greif Inc, Class B	175,489

23,290	Hawkins Inc	868,251

6,488	HB Fuller Co	432,750

31,865	Ingevity Corporation, (2)	1,908,713

30,068	Innospec Inc	2,865,781

25,971	Koppers Holdings Inc	630,056

101,406	Louisiana-Pacific Corp	6,542,715

25,295	Materion Corp	2,153,869

40,917	Minerals Technologies Inc	2,602,730

48,089	Ranpak Holdings Corp, (2)	725,182

50,717	Reliance Steel & Aluminum Co	10,054,645

16,648	Royal Gold Inc	2,172,231

10,360	Ryerson Holding Corp	381,352

Shares	Description (1)	Value

	Materials (continued)

20,975	Schnitzer Steel Industries Inc	$957,089

36,093	Sensient Technologies Corp	3,053,468

10,535	Stepan Co	1,075,729

3,461	Summit Materials Inc, Class A, (2)	96,216

35,644	Trinseo PLC	1,691,308

221,335	Valvoline Inc	6,690,957
	Total Materials	64,265,962

	Real Estate – 10.1%

67,020	Acadia Realty Trust	1,402,058

85,618	Alexander & Baldwin Inc	1,815,102

118,837	Brandywine Realty Trust	1,386,828

76,916	Brixmor Property Group Inc	1,952,128

61,130	CatchMark Timber Trust Inc	501,877

53,460	City Office REIT Inc	793,346

97,819	Cousins Properties Inc	3,511,702

14,389	Cushman & Wakefield PLC, (2)	257,563

79,289	Douglas Emmett Inc	2,335,854

105,967	Easterly Government Properties Inc	2,018,671

179,113	Empire State Realty Trust Inc	1,547,536

48,409	Federal Realty Investment Trust	5,666,758

73,407	Five Point Holdings LLC, Class A, (2)	429,431

15,053	Healthcare Realty Trust Inc	407,635

6,184	Highwoods Properties Inc	252,555

22,456	Howard Hughes Corp, (2)	2,252,112

67,989	Hudson Pacific Properties Inc	1,582,784

143,644	JBG SMITH Properties	3,786,456

154,052	Kennedy-Wilson Holdings Inc	3,473,873

128,493	Kilroy Realty Corp	8,994,510

96,595	Kite Realty Group Trust	2,154,069

15,156	Life Storage Inc	2,008,018

300,011	LXP Industrial Trust	3,765,138

146,441	Macerich Co	1,837,835

20,381	Marcus & Millichap Inc	912,865

77,952	Outfront Media Inc	1,995,571

286,428	Park Hotels & Resorts Inc	5,645,496

106,575	Piedmont Office Realty Trust Inc	1,715,858

82,578	PotlatchDeltic Corp	4,573,995

176,082	Rayonier Inc	7,606,742

10,639	Realogy Holdings Corp, (2)	116,603

105,398	Rexford Industrial Realty Inc	8,225,260

Nuveen ESG Small-Cap ETF (NUSC) (continued)

Portfolio of Investments    April 30, 2022

(Unaudited)

Shares	Description (1)		Value

	Real Estate (continued)

70,152	SL Green Realty Corp		$4,855,922

38,741	St Joe Co		2,061,409

26,411	Tejon Ranch Co, (2)		483,585

290,407	Uniti Group Inc		3,598,143

203,110	VICI Properties Inc		6,054,709

103,216	Washington Real Estate Investment Trust		2,486,473

138,525	Xenia Hotels & Resorts Inc, (2)		2,672,147
	Total Real Estate		107,138,617

	Utilities – 2.0%

94,388	Clearway Energy Inc, Class C		2,881,666

40,159	Clearway Energy Inc		1,141,319

117,488	New Jersey Resources Corp		5,070,782

93,278	NextEra Energy Partners LP		6,217,911

42,429	ONE Gas Inc		3,579,735

102,880	Sunnova Energy International Inc, (2)		1,776,737
	Total Utilities		20,668,150
	Total Long-Term Investments (cost $1,067,327,890)		1,052,614,148

Shares	Description (1)	Coupon	Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.6%

	MONEY MARKET FUNDS – 0.6%

6,516,677	State Street Navigator Securities Lending Government Money Market Portfolio, (6)	0.310% (7)	$6,516,677
	Total Investments Purchased with Collateral from Securities Lending (cost $6,516,677)		6,516,677
	Total Investments (cost $1,073,844,567) – 100.4%		1,059,130,825
	Other Assets Less Liabilities – (0.4)%		(4,249,661)
	Net Assets – 100%		$1,054,881,164

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $5,719,307.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.

(6)

The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.

(7)	The rate shown is the one-day yield as of the end of the reporting period.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

	NUDV	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC
Assets
Long-term investments, at value (cost $6,239,500, $172,355,860, $224,540,631, $23,820,006, $825,962,352, $1,343,953,995, $390,549,560, $299,547,534 and $1,067,327,890, respectively)(1)	$6,152,966	$168,474,965	$213,634,295	$26,385,545	$802,571,198	$1,404,458,683	$344,155,383	$319,958,138	$1,052,614,148
Investment purchased with collateral from securities lending, at value (cost approximates value)	—	132,345	—	—	—	3,286,668	8,194,547	—	6,516,677
Cash	24,660	244,255	531,865	40,598	4,108,572	25,892,167	390,336	396,236	2,278,566
Cash denominated in foreign currencies (cost $—, $49,448, $125,916, $—, $—, $—, $—, $— and $—, respectively)	—	49,552	126,159	—	—	—	—	—	—
Receivable for:
Dividends	8,650	174,823	968,129	30,321	206,965	2,461,418	4,743	378,409	232,855
Interest	—	374	7,299	—	—	—	—	—	63
Reclaims	104	609	330,060	540	11,755	11,527	—	4,633	—
Securities lending income	8	118	—	—	—	1,699	1,951	—	46,994
Shares sold	—	—	154	—	—	5,579,640	—	—	—
Other Assets	—	—	—	—	5,191	7,069	2,342	1,523	6,852
Total assets	6,186,388	169,077,041	215,597,961	26,457,004	806,903,681	1,441,698,871	352,749,302	320,738,939	1,061,696,155
Liabilities
Payable for:
Capital gains tax	—	223,438	—	—	—	—	—	—	—
Collateral from securities lending program	—	132,345	—	—	—	3,286,668	8,194,547	—	6,516,677
Investments purchased – regular settlement	—	—	—	—	2,677,688	30,959,006	—	—	—
Accrued expenses:
Management fees	1,375	49,054	54,769	4,796	184,066	302,408	94,639	85,062	282,610
Professional fees	20	569	718	80	2,373	4,563	1,028	1,074	3,348
Trustees fees	35	816	1,007	156	4,770	7,545	1,991	1,743	6,180
Other	—	833	733	—	5,191	7,067	1,614	337	6,176
Total liabilities	1,430	407,055	57,227	5,032	2,874,088	34,567,257	8,293,819	88,216	6,814,991
Net assets	$6,184,958	$168,669,986	$215,540,734	$26,451,972	$804,029,593	$1,407,131,614	$344,455,483	$320,650,723	$1,054,881,164
Shares outstanding	250,000	5,900,000	7,900,000	750,000	15,000,000	39,050,000	9,000,000	9,450,000	28,900,000
Net asset value (“NAV”) per share	$24.74	$28.59	$27.28	$35.27	$53.60	$36.03	$38.27	$33.93	$36.50
Net assets consist of:
Capital paid-in	$6,254,190	$185,895,434	$228,441,312	$23,088,679	$812,463,640	$1,311,198,179	$384,954,189	$288,651,343	$981,952,687
Total distributable earnings	(69,232)	(17,225,448)	(12,900,578)	3,363,293	(8,434,047)	95,933,435	(40,498,706)	31,999,380	72,928,477
Net assets	$6,184,958	$168,669,986	$215,540,734	$26,451,972	$804,029,593	$1,407,131,614	$344,455,483	$320,650,723	$1,054,881,164
Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01	$0.01

(1)	Includes securities loaned of $135,608, $3,104,885, $7,744,081 and $5,719,307 for NUEM, NULV, NUMG and NUSC, respectively.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2022

(Unaudited)

	NUDV	NUEM	NUDM	NULC	NULG	NULV	NUMG	NUMV	NUSC

Investment Income

Investment Income	$72,357	$1,429,691	$3,363,027	$220,574	$3,012,164	$14,151,238	$608,149	$2,638,300	$5,712,795

Securities lending income, net	9	288	—	—	3,185	1,699	5,724	631	184,984

Foreign tax withheld on dividend income	—	(169,553)	(271,529)	(40)	—	(13,657)	—	—	(9,365)

Total investment income	72,366	1,260,426	3,091,498	220,534	3,015,349	14,139,280	613,873	2,638,931	5,888,414

Expenses

Management fees	7,046	250,935	268,663	29,017	1,110,449	1,620,195	555,917	450,954	1,666,918

Professional fees	46	1,248	1,571	245	7,495	11,005	3,154	2,553	9,341

Trustees fees	56	1,814	2,294	379	12,515	18,004	5,170	3,870	15,515

Other	—	688	—	—	—	—	—	—	—

Total expenses	7,148	254,685	272,528	29,641	1,130,459	1,649,204	564,241	457,377	1,691,774

Net investment income (loss)	65,218	1,005,741	2,818,970	190,893	1,884,890	12,490,076	49,632	2,181,554	4,196,640

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments and foreign currency	11,110	(7,434,467)	(1,302,563)	697,051	675,704	16,686,489	2,846,057	8,890,139	2,640,159

In-kind redemptions	—	—	—	—	13,828,185	10,615,686	3,105,178	1,697,878	12,518,776

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(214,521)	(16,171,249)	(25,274,291)	(5,024,804)	(230,025,389)	(101,289,630)	(115,154,337)	(31,827,996)	(181,336,156)

Net realized and unrealized gain (loss)	(203,411)	(23,605,716)	(26,576,854)	(4,327,753)	(215,521,500)	(73,987,455)	(109,203,102)	(21,239,979)	(166,177,221)

Net increase (decrease) in net assets from operations	$(138,193)	$(22,599,975)	$(23,757,884)	$(4,136,860)	$(213,636,610)	$(61,497,379)	$(109,153,470)	$(19,058,425)	$(161,980,581)

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	NUDV		NUEM
	Unaudited Six Months Ended 4/30/22	For the Period 9/27/21 (commencement of operations) through 10/31/21	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21

Operations

Net investment income (loss)	$65,218	$9,824	$1,005,741	$1,364,689

Net realized gain (loss) from:

Investments and foreign currency	11,110	(745)	(7,434,467)	4,176,730

In-kind redemptions	—	—	—	—

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(214,521)	127,987	(16,171,249)	3,168,035

Net increase (decrease) in net assets from operations	(138,193)	137,066	(22,599,975)	8,709,454

Distributions to Shareholders

Dividends	(68,105)	—	(3,002,760)	(843,800)

Decrease in net assets from distributions to shareholders	(68,105)	—	(3,002,760)	(843,800)

Fund Share Transactions

Proceeds from shares sold	1,254,190	5,000,000	71,377,169	68,334,486

Cost of shares redeemed	—	—	—	—

Net increase (decrease) in net assets from Fund share transactions	1,254,190	5,000,000	71,377,169	68,334,486

Net increase (decrease) in net assets	1,047,892	5,137,066	45,774,434	76,200,140

Net assets at the beginning of period	5,137,066	—	122,895,552	46,695,412

Net assets at the end of period	$6,184,958	$5,137,066	$168,669,986	$122,895,552

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	NUDM		NULC
	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21

Operations

Net investment income (loss)	$2,818,970	$3,505,041	$190,893	$283,914

Net realized gain (loss) from:

Investments and foreign currency	(1,302,563)	5,484,486	697,051	1,580,986

In-kind redemptions	—	—	—	—

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(25,274,291)	15,607,992	(5,024,804)	6,333,223

Net increase (decrease) in net assets from operations	(23,757,884)	24,597,519	(4,136,860)	8,198,123

Distributions to Shareholders

Dividends	(7,207,380)	(1,159,650)	(1,900,650)	(781,000)

Decrease in net assets from distributions to shareholders	(7,207,380)	(1,159,650)	(1,900,650)	(781,000)

Fund Share Transactions

Proceeds from shares sold	85,003,087	84,544,985	2,154,555	5,838,745

Cost of shares redeemed	—	—	—	—

Net increase (decrease) in net assets from Fund share transactions	85,003,087	84,544,985	2,154,555	5,838,745

Net increase (decrease) in net assets	54,037,823	107,982,854	(3,882,955)	13,255,868

Net assets at the beginning of period	161,502,911	53,520,057	30,334,927	17,079,059

Net assets at the end of period	$215,540,734	$161,502,911	$26,451,972	$30,334,927

See accompanying notes to financial statements.

	NULG		NULV
	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21

Operations

Net investment income (loss)	$1,884,890	$705,723	$12,490,076	$18,945,374

Net realized gain (loss) from:

Investments and foreign currency	675,704	45,147,470	16,686,489	42,375,369

In-kind redemptions	13,828,185	33,580,463	10,615,686	16,717,581

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(230,025,389)	162,316,822	(101,289,630)	170,642,340

Net increase (decrease) in net assets from operations	(213,636,610)	241,750,478	(61,497,379)	248,680,664

Distributions to Shareholders

Dividends	(47,021,850)	(11,336,250)	(56,331,080)	(9,383,400)

Decrease in net assets from distributions to shareholders	(47,021,850)	(11,336,250)	(56,331,080)	(9,383,400)

Fund Share Transactions

Proceeds from shares sold	159,796,105	462,008,315	390,656,530	466,092,655

Cost of shares redeemed	(37,983,900)	(94,249,625)	(42,309,320)	(64,004,845)

Net increase (decrease) in net assets from Fund share transactions	121,812,205	367,758,690	348,347,210	402,087,810

Net increase (decrease) in net assets	(138,846,255)	598,172,918	230,518,751	641,385,074

Net assets at the beginning of period	942,875,848	344,702,930	1,176,612,863	535,227,789

Net assets at the end of period	$804,029,593	$942,875,848	$1,407,131,614	$1,176,612,863

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)

	NUMG		NUMV
	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21

Operations

Net investment income (loss)	$49,632	$(180,804)	$2,181,554	$3,242,523

Net realized gain (loss) from:

Investments and foreign currency	2,846,057	47,003,207	8,890,139	20,277,055

In-kind redemptions	3,105,178	3,709,342	1,697,878	—

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(115,154,337)	40,699,813	(31,827,996)	47,745,906

Net increase (decrease) in net assets from operations	(109,153,470)	91,231,558	(19,058,425)	71,265,484

Distributions to Shareholders

Dividends	(46,745,770)	(9,360,450)	(18,456,730)	(2,019,540)

Decrease in net assets from distributions to shareholders	(46,745,770)	(9,360,450)	(18,456,730)	(2,019,540)

Fund Share Transactions

Proceeds from shares sold	118,049,045	135,917,590	86,716,875	88,264,440

Cost of shares redeemed	(18,571,040)	(10,127,755)	(5,302,305)	—

Net increase (decrease) in net assets from Fund share transactions	99,478,005	125,789,835	81,414,570	88,264,440

Net increase (decrease) in net assets	(56,421,235)	207,660,943	43,899,415	157,510,384

Net assets at the beginning of period	400,876,718	193,215,775	276,751,308	119,240,924

Net assets at the end of period	$344,455,483	$400,876,718	$320,650,723	$276,751,308

See accompanying notes to financial statements.

	NUSC
	Unaudited Six Months Ended 4/30/22	Year Ended 10/31/21

Operations

Net investment income (loss)	$4,196,640	$6,840,586

Net realized gain (loss) from:

Investments and foreign currency	2,640,159	71,288,449

In-kind redemptions	12,518,776	1,716,397

Change in net unrealized appreciation (depreciation) of investments and foreign currency	(181,336,156)	134,772,548

Net increase (decrease) in net assets from operations	(161,980,581)	214,617,980

Distributions to Shareholders

Dividends	(77,261,695)	(2,657,985)

Decrease in net assets from distributions to shareholders	(77,261,695)	(2,657,985)

Fund Share Transactions

Proceeds from shares sold	220,552,760	528,600,519

Cost of shares redeemed	(32,794,945)	(3,828,860)

Net increase (decrease) in net assets from Fund share transactions	187,757,815	524,771,659

Net increase (decrease) in net assets	(51,484,461)	736,731,654

Net assets at the beginning of period	1,106,365,625	369,633,971

Net assets at the end of period	$1,054,881,164	$1,106,365,625

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price

NUDV

2022(d)	$25.69	$0.30	$(0.95)	$(0.65)	$(0.30)	$—	$(0.30)	$24.74	$24.72

2021(e)	25.00	0.05	0.64	0.69	—	—	—	25.69	25.71

NUEM

2022(d)	34.14	0.22	(4.98)	(4.76)	(0.38)	(0.41)	(0.79)	28.59	28.30

2021	29.18	0.52	4.86	5.38	(0.42)	—	(0.42)	34.14	34.15

2020	25.57	0.40	3.75	4.15	(0.54)	—	(0.54)	29.18	29.37

2019	23.78	0.58	1.70	2.28	(0.49)	—	(0.49)	25.57	25.71

2018	27.69	0.59	(4.31)	(3.72)	(0.18)	(0.01)	(0.19)	23.78	23.92

2017(f)	24.95	0.20	2.54	2.74	—	—	—	27.69	28.05

NUDM

2022(d)	32.30	0.47	(4.16)	(3.69)	(0.88)	(0.45)	(1.33)	27.28	27.04

2021	24.33	0.98	7.42	8.40	(0.43)	—	(0.43)	32.30	32.53

2020	26.74	0.54	(2.03)	(1.49)	(0.92)	—	(0.92)	24.33	24.50

2019	24.10	0.75	2.44	3.19	(0.55)	—	(0.55)	26.74	26.86

2018	26.39	0.71	(2.87)	(2.16)	(0.12)	(0.01)	(0.13)	24.10	24.12

2017(f)	24.88	0.17	1.34	1.51	—	—	—	26.39	26.57

NULC

2022(d)	43.34	0.26	(5.79)	(5.53)	(0.43)	(2.11)	(2.54)	35.27	35.24

2021	31.05	0.46	13.25	13.71	(0.48)	(0.94)	(1.42)	43.34	43.39

2020	28.01	0.53	2.74	3.27	(0.21)	(0.02)	(0.23)	31.05	30.95

2019(g)	24.96	0.19	2.86	3.05	—	—	—	28.01	27.99

NULG

2022(d)	71.98	0.13	(15.03)	(14.90)	(0.14)	(3.34)	(3.48)	53.60	53.63

2021	49.60	0.07	23.82	23.89	(0.11)	(1.40)	(1.51)	71.98	72.01

2020	38.97	0.18	10.91	11.09	(0.20)	(0.26)	(0.46)	49.60	49.54

2019	33.84	0.29	5.96	6.25	(0.24)	(0.88)	(1.12)	38.97	39.00

2018	30.47	0.25	3.31	3.56	(0.09)	(0.10)	(0.19)	33.84	33.87

2017(h)	25.21	0.24	5.02	5.26	—	—	—	30.47	30.53

		Ratios/Supplemental Data
Total Return			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(2.56)%	(2.73)%	$6,185	0.25	%*	2.31	%*	38%

2.74	2.85	5,137	0.25	*	2.04	*	0

(14.19)	(15.09)	168,670	0.35	*	1.40	*	32

18.45	17.77	122,896	0.44		1.49		61

16.41	16.47	46,695	0.45		1.56		81

9.68	9.70	56,255	0.45		2.30		53

(13.55)	(14.18)	35,676	0.45		2.12		65

11.03	12.42	24,917	0.45	*	1.86	*	13

(11.92)	(13.26)	215,541	0.30	*	3.15	*	31

34.83	34.73	161,503	0.39		3.16		64

(5.91)	(5.67)	53,520	0.40		2.17		66

13.71	14.10	66,853	0.40		3.03		57

(8.25)	(8.79)	43,384	0.40		2.71		56

6.07	6.78	23,755	0.40	*	1.65	*	9

(13.48)	(13.66)	26,452	0.20	*	1.32	*	26

45.28	45.91	30,335	0.20		1.20		49

11.71	11.43	17,079	0.20		1.81		61

12.22	12.14	8,403	0.20	*	1.75	*	9

(21.61)	(21.61)	804,030	0.25	*	0.42	*	41

49.04	49.29	942,876	0.34		0.11		66

28.66	28.42	344,703	0.35		0.39		86

19.57	19.53	83,789	0.35		0.82		61

11.70	11.61	59,212	0.35		0.73		65

20.88	21.10	24,380	0.35	*	0.98	*	30

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 – Fund Shares).

(d)	Unaudited. For the six months ended April 30, 2022.
(e)	For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(f)	For the period June 6, 2017 (commencement of operations) through October 31, 2017.
(g)	For the period June 3, 2019 (commencement of operations) through October 31, 2019.
(h)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price

NULV

2022(d)	$39.42	$0.37	$(2.00)	$(1.63)	$(0.63)	$(1.13)	$(1.76)	$36.03	$36.03

2021	28.62	0.77	10.50	11.27	(0.47)	—	(0.47)	39.42	39.44

2020	31.52	0.77	(3.19)	(2.42)	(0.48)	—	(0.48)	28.62	28.65

2019	28.75	0.74	3.00	3.74	(0.57)	(0.40)	(0.97)	31.52	31.52

2018	27.83	0.71	0.56	1.27	(0.27)	(0.08)	(0.35)	28.75	28.80

2017(e)	25.09	0.53	2.21	2.74	—	—	—	27.83	27.88

NUMG

2022(d)	57.68	0.01	(13.15)	(13.14)	(0.01)	(6.26)	(6.27)	38.27	38.30

2021	42.94	(0.03)	16.66	16.63	(0.02)	(1.87)	(1.89)	57.68	57.71

2020	33.26	0.03	9.75	9.78	(0.10)	—	(0.10)	42.94	42.83

2019	29.93	0.06	4.62	4.68	(0.06)	(1.29)	(1.35)	33.26	33.32

2018	28.44	0.07	1.58	1.65	(0.04)	(0.12)	(0.16)	29.93	30.12

2017(e)	25.10	0.09	3.25	3.34	—	—	—	28.44	28.46

NUMV

2022(d)	38.44	0.27	1.49	1.76	(0.01)	(6.26)	(6.27)	33.93	33.91

2021	25.64	0.54	12.68	13.22	(0.42)	—	(0.42)	38.44	38.50

2020	29.50	0.57	(3.71)	(3.14)	(0.72)	—	(0.72)	25.64	25.67

2019	27.04	0.64	2.78	3.42	(0.62)	(0.34)	(0.96)	29.50	29.57

2018	27.00	0.65	(0.38)	0.27	(0.19)	(0.04)	(0.23)	27.04	27.09

2017(e)	25.04	0.48	1.48	1.96	—	—	—	27.00	27.01

NUSC

2022(d)	45.25	0.15	(2.63)	(2.48)	(0.01)	(6.26)	(6.27)	36.50	36.53

2021	30.68	0.36	14.41	14.77	(0.20)	—	(0.20)	45.25	45.27

2020	29.65	0.28	1.03	1.31	(0.28)	—	(0.28)	30.68	30.74

2019	28.23	0.34	2.06	2.40	(0.27)	(0.71)	(0.98)	29.65	29.70

2018	27.84	0.35	0.30	0.65	(0.18)	(0.08)	(0.26)	28.23	28.27

2017(e)	25.01	0.27	2.56	2.83	—	—	—	27.84	27.89

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(4.38)%	(4.44)%	$1,407,132	0.25	%*	1.93	%*	30%

39.68	39.63	1,176,613	0.34		2.13		59

(7.87)	(7.78)	535,228	0.35		2.63		38

13.80	13.59	94,569	0.35		2.51		66

4.57	4.56	45,995	0.35		2.46		59

10.90	11.11	27,828	0.35	*	2.30	*	33

(24.87)	(24.87)	344,455	0.30	*	0.03	*	43

39.51	39.92	400,877	0.39		(0.06)		83

29.43	28.90	193,216	0.40		0.08		94

16.93	16.41	53,222	0.40		0.19		67

5.84	6.41	49,388	0.40		0.23		60

13.30	13.38	21,330	0.40	*	0.38	*	53

(5.75)	(5.96)	320,651	0.30	*	1.45	*	42

51.97	52.06	276,751	0.39		1.57		67

(10.98)	(11.11)	119,241	0.40		2.25		72

13.51	13.57	54,573	0.40		2.31		70

0.97	1.13	47,318	0.40		2.30		69

7.82	7.86	22,951	0.40	*	2.12	*	46

(13.40)	(13.38)	1,054,881	0.30	*	0.76	*	11

48.28	48.03	1,106,366	0.39		0.85		60

4.40	4.44	369,634	0.40		0.98		54

9.24	9.26	167,515	0.40		1.17		32

2.32	2.30	80,447	0.40		1.17		54

11.34	11.54	30,629	0.40	*	1.17	*	36

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Investment Transactions) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 – Fund Shares).

(d)	Unaudited. For the six months ended April 30, 2022.
(e)	For the period December 13, 2016 (commencement of operations) through October 31, 2017.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF (NUMV) and Nuveen ESG Small-Cap ETF (NUSC (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the Cboe BZX. Exchange, Inc. (the “Exchange”).

Current Fiscal Period

The end of the reporting period for the Funds is April 30, 2022 and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Teachers Advisors, LLC (the “Sub-Adviser”), an affiliate of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Foreign Currency Transactions and Translation

As of the end of the reporting period, the following Funds’ investments in non-U.S. securities were as follows:

NUEM	Value	% of Net Assets
Country:
Hong Kong	$51,992,026	30.8%
Taiwan	27,400,468	16.2
India	22,314,505	13.2
South Korea	20,087,082	11.9
Brazil	8,857,919	5.3
Saudi Arabia	8,325,365	4.9
South Africa	5,770,611	3.4
Mexico	3,894,032	2.3
Indonesia	3,787,052	2.2
Thailand	3,185,755	1.9
Other	12,860,150	7.8
Total non-U.S. securities	$168,474,965	99.9%

NUDM	Value	% of Net Assets
Country:
Japan	$47,686,112	22.1%
United Kingdom	33,636,039	15.6
France	21,871,902	10.1
Switzerland	21,813,992	10.1
Australia	17,637,904	8.2
Germany	17,591,097	8.2
Netherlands	8,286,548	3.8
Hong Kong	6,860,723	3.2
Sweden	5,301,180	2.5
Denmark	4,823,658	2.2
Other	28,125,140	13.1
Total non-U.S. securities	$213,634,295	99.1%

The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at each prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a

Notes to Financial Statements (Unaudited) (continued)

reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31 a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. lf there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

Prices of fixed-income securities are generally provided by a pricing service approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of tile following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes tile market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NUDV	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$6,152,966	$—		$—		$6,152,966

NUEM	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stocks	$165,288,304	$3,185,756	**	$582	***	$168,474,642
Corporate Bonds	—	323		—		323
Investments Purchased with Collateral from Securities Lending	132,345	—		—		132,345
Total	$165,420,649	$3,186,079		$582		$168,607,310

NUDM	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$213,634,290	$—		$5	***	$213,634,295

NULC	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$26,385,545	$—		$—		$26,385,545

NULG	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$802,571,198	$—		$—		$802,571,198

NULV	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$1,404,458,683	$—		$—		$1,404,458,683
Investments Purchased with Collateral from Securities Lending	3,286,668	—		—		3,286,668
Total	$1,407,745,351	$—		$—		$1,407,745,351

NUMG	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$344,155,383	$—		$—		$344,155,383
Investments Purchased with Collateral from Securities Lending	8,194,547	—		—		8,194,547
Total	$352,349,930	$—		$—		$352,349,930

NUMV	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stock	$319,958,138	$—		$—		$319,958,138

NUSC	Level 1	Level 2		Level 3		Total
Long-Term Investments*:
Common Stocks	$1,052,564,860	$40,567	**	$8,721	***	$1,052,614,148
Investments Purchased with Collateral from Securities Lending	6,516,677	—		—		6,516,677
Total	$1,059,081,537	$40,567	**	$8,721		$1,059,130,825
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements (Unaudited) (continued)

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.

As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:

Fund	Asset Class out on Loan	Long-Term Investments, at Value	Total Collateral Received
NUEM	Common Stocks	$135,608	$132,345
NULV	Common Stocks	$3,104,885	$3,286,668
NUMG	Common Stocks	$7,744,081	$8,194,547
NUSC	Common Stocks	$5,719,307	$6,516,677

Investment Transactions

Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	NUDV	NUEM	NUDM	NULC	NULG
Purchases	$2,142,135	$103,358,728	$56,247,581	$7,453,614	$367,364,234
Sales	2,153,681	45,373,366	58,278,030	9,144,147	412,973,041

	NULV	NUMG	NUMV	NUSC
Purchases	$389,054,173	$159,215,258	$125,051,179	$381,385,894
Sales	431,292,769	205,746,466	205,746,466	205,746,466

In-kind transactions during the current fiscal period were as follows:

	NUDV	NUEM	NUDM	NULC	NULG
In-kind purchases	$1,250,103	$10,823,086	$81,192,410	$2,150,283	$159,679,409
In-kind sales	—	—	—	—	37,933,079

	NULV	NUMG	NUMV	NUSC
In-kind purchases	$389,435,215	$117,856,178	$86,502,193	$219,981,637
In-kind sales	42,213,837	18,534,362	5,293,244	32,681,619

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

5. Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

Transactions in Fund shares during the current and prior fiscal period were as follows:

	NUDV				NUEM
	Six Months Ended 4/30/22		For the Period 9/27/21 (commencement of operations) through 10/31/21		Six Months Ended 4/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	50,000	$1,254,190	200,000	$5,000,000	2,300,000	$71,377,169	2,000,000	$68,334,486
Shares redeemed	—	—	—	—	—	—	—	—
Net increase (decrease)	50,000	$1,254,190	200,000	$5,000,000	2,300,000	$71,377,169	2,000,000	$68,334,486

	NUDM				NULC
	Six Months Ended 4/30/22		Year Ended 10/31/21		Six Months Ended 4/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,900,000	$85,003,087	2,800,000	$84,544,985	50,000	$2,154,555	150,000	$5,838,745
Shares redeemed	—	—	—	—	—	—	—	—
Net increase (decrease)	2,900,000	$85,003,087	2,800,000	$84,544,985	50,000	$2,154,555	150,000	$5,838,745

Notes to Financial Statements (Unaudited) (continued)

	NULG				NULV
	Six Months Ended 4/30/22		Year Ended 10/31/21		Six Months Ended 4/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,450,000	$159,796,105	7,600,000	$462,008,315	10,300,000	$390,656,530	12,950,000	$466,092,655
Shares redeemed	(550,000)	(37,983,900)	(1,450,000)	(94,249,625)	(1,100,000)	(42,309,320)	(1,800,000)	(64,004,845)
Net increase (decrease)	1,900,000	$121,812,205	6,150,000	$367,758,690	9,200,000	$348,347,210	11,150,000	$402,087,810

	NUMG				NUMV
	Six Months Ended 4/30/22		Year Ended 10/31/21		Six Months Ended 4/30/22		Year Ended 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,500,000	$118,049,045	2,650,000	$135,917,590	2,400,000	$86,716,875	2,550,000	$88,264,440
Shares redeemed	(450,000)	(18,571,040)	(200,000)	(10,127,755)	(150,000)	(5,302,305)	—	—
Net increase (decrease)	2,050,000	$99,478,005	2,450,000	$125,789,835	2,250,000	$81,414,570	2,550,000	$88,264,440

					NUSC
					Six Months Ended 4/30/22		Year Ended 10/31/21
					Shares	Amount	Shares	Amount
Shares sold					5,250,000	$220,552,760	12,500,000	$528,600,519
Shares redeemed					(800,000)	(32,794,945)	(100,000)	(3,828,860)
Net increase (decrease)					4,450,000	$187,757,815	12,400,000	$524,771,659

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NUDV	$6,240,103	$389,218	$(476,355)	$(87,137)
NUEM	174,210,817	10,214,366	(15,817,873)	(5,603,507)
NUDM	225,362,266	7,723,538	(19,451,509)	(11,727,971)
NULC	23,832,721	4,579,878	(2,027,054)	2,552,824
NULG	826,082,388	69,365,634	(92,876,824)	(23,511,190)
NULV	1,347,685,037	140,947,507	(80,887,193)	60,060,314
NUMG	398,767,261	13,428,026	(59,845,357)	(46,417,331)
NUMV	299,733,612	36,112,163	(15,887,637)	20,224,526
NUSC	1,075,314,419	106,030,425	(122,214,019)	(16,183,594)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NUDV	$10,326	$—	$127,384	$(644)	$—	$—	$137,066
NUEM	2,482,138	170,242	10,567,843	(4,493,889)	—	(349,047)	8,377,287
NUDM	6,345,262	—	13,491,419	(1,771,995)	—	—	18,064,686
NULC	1,359,952	462,853	7,577,998	—	—	—	9,400,803
NULG	34,262,025	11,448,189	206,514,199	—	—	—	252,224,413
NULV	49,974,289	2,408,851	161,378,754	—	—	—	213,716,894
NUMG	31,768,184	14,895,344	68,737,006	—	—	—	115,400,534
NUMV	14,280,102	3,151,794	52,082,639	—	—	—	69,514,535
NUSC	54,974,733	19,060,527	165,515,631	—	—	—	239,550,891

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NUDV	$644	$—	$644
NUEM	2,376,818	2,117,071	4,493,889
NUDM	533,409	1,238,586	1,771,995
NULC	—	—	—
NULG	—	—	—
NULV	—	—	—
NUMG	—	—	—
NUMV	—	—	—
NUSC	—	—	—

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee
NUDV	0.25%
NUEM	0.35
NUDM	0.30
NULC	0.20
NULG	0.25
NULV	0.25
NUMG	0.30
NUMV	0.30
NUSC	0.30

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.

Notes to Financial Statements (continued)

During the current fiscal period, the following Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NULG	NULV	NUMV	NUSC
Purchases	$1,220,221	$349,608	$244,269	$617,559
Sales	—	—	—	—
Realized gain (loss)	—	—	—	—

As of the end of the reporting period, the percentage of Funds shares owned by TIAA are as follows:

NULC
TIAA owned shares	26%

Additional Fund Information (Unaudited)

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606 Sub-Adviser Teachers Advisors, LLC 730 Third Avenue New York, NY 10017-3206

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Street

Chicago, IL 60601

Adminstrator, Custodian
and Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 111 Pennsylvania Avenue, NW Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

	NUDV		NUEM		NUDM

Year Ended April 30, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
Greater than 3.00%	—	—	1	0.8%	—	—
1.01% to 3.00%	—	—	34	27.2%	8	6.4%
0.51% to 1.00%	—	—	31	24.8%	39	31.2%
0.26% to 0.50%	—	—	14	11.2%	22	17.6%
0.00% to 0.25%	89	71.2%	16	12.8%	15	12.0%
(0.01)% to (0.25)%	35	28.0%	6	4.8%	15	12.0%
(0.26)% to (0.50)%	1	0.8%	11	8.8%	6	4.8%
(0.51)% to (1.00)%	—	—	7	5.6%	16	12.8%
(1.01)% to (3.00)%	—	—	5	4.0%	4	3.2%
	125	100%	125	100%	125	100%

	NULC		NULG		NULV

Year Ended April 30, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
1.01% to 3.00%	1	0.8%	—	—	—	—
0.00% to 0.25%	109	87.2%	95	76.0%	108	86.4%
(0.01)% to (0.25)%	15	12.0%	30	24.0%	17	13.6%
	125	100%	125	100%	125	100%

	NUMG		NUMV		NUSC

Year Ended April 30, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.26% to 0.50%	1	0.8%	—	—	—	—
0.00% to 0.25%	105	84.0%	113	90.4%	97	77.6%
(0.01)% to (0.25)%	19	15.2%	12	9.6%	28	22.4%
	125	100%	125	100%	125	100%

Additional Fund Information (Unaudited) (continued)

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

MSCI EAFE (Europe, Australasia, Far East) Index (Net): An index designed to measure the performance of large and midcap securities across 21 of 23 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI Emerging Markets Index: An index designed to measure the performance of large and mid-cap equity securities across 25 emerging market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Index: An index designed to measure the performance of the large and mid-cap segments of the U.S. market. With over 600 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the U.S. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Growth Index: An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS) growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Mid-Cap Growth Index: An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall growth style characteristics based on five variables: 1) long-term forward earnings per share (EPS) growth rate, 2) short-term forward EPS growth rate, 3) current internal growth rate, 4) long-term historical EPS growth trend, and 5) long-term historical sales per share growth trend. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Mid-Cap Value Index: An index designed to measure the performance of mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price, and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Small-Cap Index: An index designed to measure the performance of the small cap segment of the U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

MSCI USA Value Index: An index designed to measure the performance of large and mid-cap U.S. equity securities that exhibit overall value style characteristics based on three variables: 1) book value to price, 2) twelve-month forward earnings to price, and 3) dividend yield. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Glossary of Terms Used in this Report (Unaudited) (continued)

TIAA ESG Emerging Markets Equity Index: A custom index that is based on the MSCI Emerging Markets Index (Net) (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

TIAA ESG USA High Dividend Yield Index: A custom index that is based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to represent the performance of a set of securities with high dividend income and quality characteristics while maximizing the exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG International Developed Markets Equity Index: A custom index that is based on the MSCI EAFE Index (Net) (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Index: A custom index based on the MSCI USA Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Growth Index: A custom index based on the MSCI USA Growth Index (defined herein), its Base Index, and uses a rules based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Large-Cap Value Index: A custom index based on the MSCI USA Value Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Mid-Cap Growth Index: A custom index based on the MSCI USA Mid-Cap Growth Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Mid-Cap Value Index: A custom index based on the MSCI USA Mid-Cap Value Index (defined herein), its Base Index, and uses a rules-based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

TIAA ESG USA Small-Cap Index: A custom index based on the MSCI USA Small-Cap Index (defined herein), its Base Index, and uses a rules based methodology that aims to increase the Base Index’s exposure to positive environmental, social and governance (ESG) factors as well as exhibit lower carbon exposure than the Base Index. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.

At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Notes

Notes

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	NSA-NSESG-0422D 2216958-INV-B-06/23

Exchange-Traded

Funds

30 April

2022

Nuveen Exchange-Traded Funds

Fund Name	Listing Exchange	Ticker Symbol
Nuveen Dividend Growth ETF	NYSE Arca	NDVG
Nuveen Growth Opportunities ETF	NYSE Arca	NUGO
Nuveen Small Cap Select ETF	NYSE Arca	NSCS
Nuveen Winslow Large-Cap Growth ESG ETF	NYSE Arca	NWLG

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary.

Semiannual Report

Life is Complex.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial professional or brokerage account.

or

www.nuveen.com/client-access

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded or accompanied by a prospectus.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Table

of Contents

3

Chair’s Letter to Shareholders

Dear Shareholders,

Markets have had a turbulent start to 2022. Global economic activity has been deteriorating from post-pandemic peaks, and crisis-era monetary and fiscal support programs are being phased out. Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.

We are now almost four months into the Eastern European conflict and are witnessing the scale of the humanitarian crisis and the economic impact caused by this event. Market uncertainty has remained elevated, as the situations in Russia/Ukraine and China have increased inflation and recession risks. The U.S. Federal Reserve (Fed) and other central banks now face an even more difficult task of slowing inflation without pulling the economy into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago, then made increasingly more aggressive moves of 0.50% in May and 0.75% in June 2022. Additional rate hikes of these larger magnitudes are expected this year, as inflation has lingered at a 40-year high and consumer sentiment indicators are slumping. Forecasting was made difficult given the wide range of potential outcomes with regard to the Russia-Ukraine war, the resilience of China’s economy, the reopening of supply chains, the impact of inflation on economic growth, and the Fed’s response to inflation. Accordingly, markets are struggling with pricing these risks.

In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Terence J. Toth

Chair of the Board

June 22, 2022

4

Important Notices

For Shareholders of

Nuveen Dividend Growth ETF (NDVG)

Nuveen Growth Opportunities ETF (NUGO)

Nuveen Small Cap Select ETF (NSCS)

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)

Portfolio Manager Commentaries in Semiannual Reports

The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s October 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Additional Market Disruption Risk

In late February 2022, Russia launched a large scale military attack on Ukraine. The invasion significantly amplified already existing geopolitical tensions among Russia, Ukraine, Europe, NATO and other western nations, including the U.S. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia. Such sanctions included, among other things, a prohibition on doing business with certain Russian companies, large financial institutions, officials and oligarchs; a commitment by certain countries and the European Union to remove selected Russian banks from the Society for Worldwide Interbank Financial Telecommunications (“SWIFT”), the electronic banking network that connects banks globally; and restrictive measures to prevent the Russian Central Bank from undermining the impact of the sanctions. Additional sanctions may be imposed in the future. Such sanctions may adversely impact, among other things, the Russian economy and various sectors of the global economy, including but not limited to, the financials, energy, metals and mining, engineering and defense sectors. The sanctions and any related boycotts, tariffs, and financial restrictions imposed on Russia’s government, companies and certain individuals may cause a decline in the value and liquidity of Russian securities; weaken the value of the ruble; downgrade the country’s credit rating; freeze Russian securities and/or funds invested in prohibited assets and impair the ability to trade in Russian securities and/or other assets; and have other adverse consequences on the Russian government, economy, companies and region. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.

The ramifications of the hostilities and sanctions, however, may not be limited to Russia and Russian companies but may spill over to and negatively impact other regional and global economic markets (including Europe and the United States), companies in other countries (particularly those that have done business with Russia) and on various sectors, industries and markets for securities and commodities globally, such as oil and natural gas. Accordingly, the actions discussed above and the potential for a wider conflict could increase financial market volatility, cause severe negative effects on regional and global economic markets, industries, and companies and have a negative effect on your Fund’s investments and performance beyond any direct exposure to Russian issuers or those of adjoining geographic regions. In addition, Russia may take retaliatory actions and other countermeasures, including cyberattacks and espionage against other countries and companies around the world, which may negatively impact such countries and the companies in which your Fund invests.

The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on Fund performance and the value of an investment in the Fund, particularly with respect to Russian exposure.

5

Risk Considerations

Nuveen Dividend Growth ETF (NDVG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividendpaying stocks, such as those held by the Fund, are subject to market risk, concentration or sector risk, preferred security risk, and common stock risk. Smaller company stocks are subject to greater volatility. Foreign investments involve additional risks including currency fluctuations, political and economic instability, and lack of liquidity. These and other risk considerations are described in detail in the Fund’s prospectus.

Nuveen Growth Opportunities ETF (NUGO)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Large companies are more mature and may grow more slowly than the overall market. Growth stocks tend to be more volatile than other equities and can experience sharp price declines. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management, issuer, mid-cap, and style risks of growth investing, are described in detail in the Fund’s prospectus.

Nuveen Small Cap Select ETF (NSCS)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as derivatives and growth stock risks, are described in the Fund’s prospectus.

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)

Investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Because the Fund’s Environmental Social Governance (ESG) investment strategy may exclude securities of certain issuers for non-financial reasons, the Fund may forgo some market opportunities available to funds that don’t use an ESG investment strategy. Prices of equity securities may decline significantly over short or extended periods of time. Growth stocks tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These and other risk considerations, such as active management and growth stock risks, are described in detail in the Fund’s prospectus.

6

Fund Performance, Expense Ratios and Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.

Fund Performance

Returns quoted for the Funds represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are sold, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.

Returns quoted for the Funds reflect management fees and other expenses such as transaction costs incurred by the Funds during the reporting period while the Indexes are unmanaged and therefore returns do not reflect any such fees and expenses. The Funds employ a representative sampling process that utilizes a sub-set of Index securities in an effort to provide exposure similar to that of the Indexes, which can lead the Funds to be overweight and underweight (and, in some cases, not invested at all in) certain securities as compared to the Indexes. This process can create tracking error relative to the Indexes.

Returns for a period of less than one year are not annualized (i.e. cumulative returns). Returns assume reinvestment of dividends and capital gains. Market price returns are based on the closing market price as of the end of the reporting period. For performance current to the most recent month-end visit nuveen.com or call (800) 257-8787.

The returns quoted for the Funds do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

Expense Ratios

The expense ratios shown are as of each Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses, but do not reflect expected transaction costs. Refer to the Financial Highlights later in this report for each Fund’s expense ratios as of the end of the reporting period.

Holdings Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

7

Fund Performance, Expense Ratios and Holdings Summaries (continued)

Nuveen Dividend Growth ETF (NDVG)

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	Since Inception	Expense Ratios
NDVG at NAV	8/04/21	(3.87)%	0.71%	0.64%
NDVG at Market Price	8/04/21	(4.04)%	0.58%	—
S&P 500® Index	—	(9.65)%	(5.17)%	—

*	For purposes of Fund performance, relative results are measured against the S&P 500® Index.

8

Holdings

Summaries    as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	98.9%

Other Assets Less Liabilities	1.1%

Net Assets	100%

Portfolio Composition1

(% of net assets)

IT Services	7.6%

Health Care Providers & Services	6.1%

Software	6.1%

Technology Hardware, Storage & Peripherals	5.8%

Semiconductors & Semiconductor Equipment	5.7%

Health Care Equipment & Supplies	5.6%

Specialty Retail	4.8%

Communications Equipment	4.6%

Chemicals	4.6%

Insurance	4.3%

Oil, Gas & Consumable Fuels	4.0%

Biotechnology	3.2%

Multi-Utilities	2.7%

Consumer Finance	2.6%

Road & Rail	2.6%

Banks	2.5%

Hotels, Restaurants & Leisure	2.4%

Equity Real Estate Investment Trust	2.4%

Capital Markets	2.2%

Other	19.1%

Other Assets Less Liabilities	1.1%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Microsoft Corp	6.1%

Apple Inc	5.8%

UnitedHealth Group Inc	3.9%

Accenture PLC, Class A	3.3%

AbbVie Inc	3.2%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

9

Fund Performance, Expense Ratios and Holdings Summaries (continued)

Nuveen Growth Opportunities ETF (NUGO)

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	Since Inception	Expense Ratios
NUGO at NAV	9/27/21	(22.20)%	(18.96)%	0.55%
NUGO at Market Price	9/27/21	(22.13)%	(18.88)%	—
Russell 1000® Growth Index	—	(17.84)%	(13.97)%	—

*	For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.

10

Holdings

Summaries    as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	100.0%

Other Assets Less Liabilities	0.0%

Net Assets	100%

Portfolio Composition1

(% of net assets)

Software	21.3%

Interactive Media & Services	10.8%

Semiconductors & Semiconductor Equipment	9.3%

Technology Hardware, Storage & Peripherals	8.8%

IT Services	7.0%

Internet & Direct Marketing Retail	5.0%

Pharmaceuticals	4.9%

Health Care Equipment & Supplies	3.8%

Automobiles	3.6%

Specialty Retail	3.0%

Food & Staples Retailing	2.4%

Hotels, Restaurants & Leisure	2.4%

Other	17.7%

Other Assets Less Liabilities	0.0%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Microsoft Corp	13.1%

Apple Inc	8.8%

Alphabet Inc, Class A	7.2%

Mastercard Inc, Class A	5.8%

Amazon.com Inc	5.0%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

11

Fund Performance, Expense Ratios and Holdings Summaries (continued)

Nuveen Small Cap Select ETF (NSCS)

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	Since Inception	Expense Ratios
NSCS at NAV	8/04/21	(17.57)%	(13.58)%	0.85%
NSCS at Market Price	8/04/21	(17.72)%	(13.71)%	—
Russell 2000® Index	—	(18.38)%	(14.42)%	—

*	For purposes of Fund performance, relative results are measured against the Russell 2000® Growth Index.

12

Holdings

Summaries    as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	98.1%

Other Assets Less Liabilities	1.9%

Net Assets	100%

Portfolio Composition1

(% of net assets)

Banks	10.5%

Health Care Providers & Services	7.8%

Oil, Gas & Consumable Fuels	6.7%

Software	6.5%

Equity Real Estate Investment Trust	5.7%

Health Care Equipment & Supplies	4.7%

Machinery	4.6%

Semiconductors & Semiconductor Equipment	3.5%

Trading Companies & Distributors	3.3%

Professional Services	3.2%

Hotels, Restaurants & Leisure	3.2%

Capital Markets	2.6%

Personal Products	2.2%

IT Services	2.0%

Pharmaceuticals	1.9%

Biotechnology	1.9%

Multi-Utilities	1.7%

Textiles, Apparel & Luxury Goods	1.7%

Chemicals	1.6%

Electrical Equipment	1.6%

Gas Utilities	1.6%

Other	19.6%

Other Assets Less Liabilities	1.9%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Northern Oil and Gas Inc.	1.9%

Wintrust Financial Corp	1.9%

PDC Energy Inc	1.9%

Matador Resources Co.	1.7%

Banner Corp	1.7%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

13

Fund Performance, Expense Ratios and Holdings Summaries (continued)

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.

Fund Performance and Expense Ratio*

		Total Returns as of April 30, 2022
		Cumulative	Average Annual
	Inception Date	6-Month	Since Inception	Expense Ratios
NWLG at NAV	8/04/21	(23.33)%	(19.08)%	0.64%
NWLG at Market Price	8/04/21	(23.39)%	(19.18)%	—
Russell 1000® Growth Index	—	(17.84)%	(13.15)%	—

*	For purposes of Fund performance, relative results are measured against the Russell 1000® Growth Index.

14

Holdings

Summaries    as of April 30, 2022

Fund Allocation

(% of net assets)

Common Stocks	99.4%

Other Assets Less Liabilities	0.6%

Net Assets	100%

Portfolio Composition1

(% of net assets)

Software	24.7%

IT Services	10.2%

Interactive Media & Services	7.5%

Semiconductors & Semiconductor Equipment	7.2%

Internet & Direct Marketing Retail	7.0%

Life Sciences Tools & Services	4.8%

Health Care Equipment & Supplies	4.7%

Hotels, Restaurants & Leisure	4.1%

Textiles, Apparel & Luxury Goods	4.0%

Capital Markets	3.7%

Machinery	2.6%

Other	18.9%

Other Assets Less Liabilities	0.6%

Net Assets	100%

Top Five Common Stock Holdings

(% of net assets)

Microsoft Corp	12.4%

Amazon.com Inc	7.0%

Alphabet Inc, Class C	3.8%

Alphabet Inc, Class A	3.7%

Mastercard Inc, Class A	3.5%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

15

Expense

Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other applicable Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended April 30, 2022.

The beginning of the period is November 1, 2021.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your Fund in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Dividend Growth ETF (NDVG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$961.30
Expenses Incurred During Period	$3.13
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,021.74
Expenses Incurred During the Period	$3.23

Expenses are equal to the Fund’s annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

16

Nuveen Growth Opportunities ETF (NUGO)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$778.00
Expenses Incurred During Period	$2.44
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,022.19
Expenses Incurred During the Period	$2.77

Expenses are equal to the Fund’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Small Cap Select ETF (NSCS)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$824.30
Expenses Incurred During Period	$3.87
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,020.69
Expenses Incurred During the Period	$4.28

Expenses are equal to the Fund’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Nuveen Winslow Large-Cap Growth ESG ETF (NWLG)

Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$766.70
Expenses Incurred During Period	$2.82
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,021.74
Expenses Incurred During the Period	$3.23

Expenses are equal to the Fund’s annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

17

NDVG	Nuveen Dividend Growth ETF Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.9%

	COMMON STOCKS – 98.9%

	Banks – 2.5%

1,349	JPMorgan Chase & Co	$161,017

	Beverages – 2.0%

748	PepsiCo Inc	128,439

	Biotechnology – 3.2%

1,415	AbbVie Inc	207,835

	Building Products – 1.8%

812	Trane Technologies PLC	113,591

	Capital Markets – 2.2%

2,176	Charles Schwab Corp	144,334

	Chemicals – 4.6%

970	International Flavors & Fragrances Inc	117,661

575	Linde PLC	179,377
	Total Chemicals	297,038

	Communications Equipment – 4.6%

2,592	Cisco Systems Inc	126,956

814	Motorola Solutions Inc	173,944
	Total Communications Equipment	300,900

	Consumer Finance – 2.6%

970	American Express Co	169,469

	Containers & Packaging – 1.6%

633	Packaging Corp of America	102,021

	Electric Utilities – 1.7%

1,514	NextEra Energy Inc	107,524

	Electrical Equipment – 2.0%

897	Eaton Corp PLC	130,083

	Equity Real Estate Investment Trust – 2.4%

2,846	Duke Realty Corp	155,818

	Food & Staples Retailing – 2.1%

878	Walmart Inc	134,325

	Food Products – 1.9%

1,914	Mondelez International Inc, Class A	123,415

	Health Care Equipment & Supplies – 5.6%

1,026	Abbott Laboratories	116,451

1,895	Baxter International Inc	134,658

1,102	Medtronic PLC	115,005
	Total Health Care Equipment & Supplies	366,114

	Health Care Providers & Services – 6.1%

287	Anthem Inc	144,054

497	UnitedHealth Group Inc	252,749
	Total Health Care Providers & Services	396,803

18

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 2.4%

630	McDonald’s Corp	$156,971

	Industrial Conglomerates – 2.1%

692	Honeywell International Inc	133,909

	Insurance – 4.3%

630	Chubb Ltd	130,064

919	Marsh & McLennan Cos Inc	148,602
	Total Insurance	278,666

	IT Services – 7.6%

711	Accenture PLC, Class A	213,556

1,461	Fidelity National Information Services Inc	144,858

368	Mastercard Inc, Class A	133,724
	Total IT Services	492,138

	Media – 2.0%

3,308	Comcast Corp, Class A	131,526

	Multi-Utilities – 2.7%

1,726	WEC Energy Group Inc	172,686

	Oil, Gas & Consumable Fuels – 4.0%

1,023	Chevron Corp	160,273

1,179	Phillips 66	102,290
	Total Oil, Gas & Consumable Fuels	262,563

	Road & Rail – 2.6%

711	Union Pacific Corp	166,580

	Semiconductors & Semiconductor Equipment – 5.7%

362	Broadcom Inc	200,689

996	Texas Instruments Inc	169,569
	Total Semiconductors & Semiconductor Equipment	370,258

	Software – 6.1%

1,419	Microsoft Corp	393,801

	Specialty Retail – 4.8%

919	Lowe’s Cos Inc	181,714

2,163	TJX Cos Inc	132,549
	Total Specialty Retail	314,263

	Technology Hardware, Storage & Peripherals – 5.8%

2,387	Apple Inc	376,311

	Tobacco – 1.9%

1,263	Philip Morris International Inc	126,300
	Total Long-Term Investments (cost $6,491,724)	6,414,698
	Other Assets Less Liabilities – 1.1%	73,091
	Net Assets – 100%	$6,487,789

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

See accompanying notes to financial statements.

19

NUGO	Nuveen Growth Opportunities ETF Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.0%

	COMMON STOCKS – 100.0%

	Aerospace & Defense – 1.2%

329,964	Raytheon Technologies Corp	$31,316,883

	Auto Components – 0.9%

209,425	Aptiv PLC, (2)	22,282,820

	Automobiles – 3.6%

104,434	Tesla Inc, (2)	90,936,950

	Beverages – 0.7%

198,906	Monster Beverage Corp, (2)	17,042,266

	Biotechnology – 1.5%

387,783	Horizon Therapeutics Plc, (2)	38,219,893

	Building Products – 1.1%

759,846	Carrier Global Corp	29,079,306

	Capital Markets – 1.4%

409,146	Charles Schwab Corp	27,138,654

120,232	Morgan Stanley	9,689,497
	Total Capital Markets	36,828,151

	Chemicals – 1.7%

154,304	Sherwin-Williams Co	42,427,428

	Consumer Discretionary – 1.0%

11,310	Booking Holdings Inc, (2)	24,998,606

	Electrical Equipment – 0.4%

45,982	Generac Holdings Inc, (2)	10,087,531

	Food & Staples Retailing – 2.4%

117,602	Costco Wholesale Corp	62,531,336

	Health Care Equipment & Supplies – 3.8%

57,151	Align Technology Inc, (2)	16,568,646

99,474	Dexcom Inc, (2)	40,643,087

218,072	Edwards Lifesciences Corp, (2)	23,067,656

75,365	Intuitive Surgical Inc, (2)	18,034,845
	Total Health Care Equipment & Supplies	98,314,234

	Health Care Providers & Services – 0.6%

30,754	Anthem Inc	15,436,355

	Health Care Technology – 0.5%

70,167	Veeva Systems Inc, Class A, (2)	12,766,886

	Hotels, Restaurants & Leisure – 2.4%

287,876	Caesars Entertainment Inc, (2)	19,080,421

8,651	Chipotle Mexican Grill Inc, (2)	12,592,482

827,202	Las Vegas Sands Corp, (2)	29,307,767
	Total Hotels, Restaurants & Leisure	60,980,670

	Interactive Media & Services – 10.8%

80,351	Alphabet Inc, Class A, (2)	183,376,249

273,555	Match Group Inc, (2)	21,651,878

248,441	Meta Platforms Inc, Class A, (2)	49,804,967

20

Shares	Description (1)	Value

	Interactive Media & Services (continued)

462,221	ZoomInfo Technologies Inc, (2)	$21,909,276
	Total Interactive Media & Services	276,742,370

	Internet & Direct Marketing Retail – 5.0%

50,973	Amazon.com Inc, (2)	126,700,018

	IT Services – 7.0%

60,821	EPAM Systems Inc, (2)	16,116,957

409,283	Mastercard Inc., Class A	148,725,256

27,444	Twilio Inc, Class A, (2)	3,068,788

53,466	Visa Inc., Class A	11,395,209
	Total IT Services	179,306,210

	Life Sciences Tools & Services – 1.1%

867,573	Avantor Inc, (2)	27,658,227

	Machinery – 0.7%

46,029	Deere & Co	17,378,249

	Oil, Gas & Consumable Fuels – 1.7%

363,167	EOG Resources Inc	42,403,379

	Personal Products – 0.8%

74,147	Estee Lauder Cos Inc., Class A	19,579,257

	Pharmaceuticals – 4.9%

629,880	AstraZeneca PLC, ADR	41,824,032

145,751	Eli Lilly & Co	42,578,239

235,803	Zoetis Inc	41,796,082
	Total Pharmaceuticals	126,198,353

	Road & Rail – 1.3%

142,253	Union Pacific Corp	33,328,455

	Semiconductors & Semiconductor Equipment – 9.3%

154,879	Advanced Micro Devices Inc, (2)	13,245,252

81,012	Broadcom Inc	44,912,243

96,508	Lam Research Corp	44,949,566

190,082	Micron Technology Inc	12,961,692

81,724	Monolithic Power Systems Inc	32,055,422

475,724	NVIDIA Corp	88,232,530
	Total Semiconductors & Semiconductor Equipment	236,356,705

	Software – 21.3%

28,084	Atlassian Corp PLC, Class A, (2)	6,314,126

57,651	Crowdstrike Holdings Inc, Class A, (2)	11,458,713

40,623	Intuit Inc	17,010,881

1,204,301	Microsoft Corp	334,217,613

68,771	Palo Alto Networks Inc, (2)	38,599,787

285,982	Salesforce Inc, (2)	50,315,673

83,850	ServiceNow Inc, (2)	40,088,685

85,364	Synopsys Inc, (2)	24,481,542

104,382	Zscaler Inc, (2)	21,162,407
	Total Software	543,649,427

	Specialty Retail – 3.0%

161,646	Burlington Stores Inc, (2)	32,904,660

223,842	Lowe’s Cos Inc	44,260,278
	Total Specialty Retail	77,164,938

	Technology Hardware, Storage & Peripherals – 8.8%

1,423,722	Apple Inc	224,449,773

21

NUGO	Nuveen Growth Opportunities ETF (continued)
Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 1.1%

216,366	NIKE Inc, Class B	$26,980,840
	Total Long-Term Investments (cost $3,098,874,334)	2,551,145,516
	Other Assets Less Liabilities – 0.0%	620,705
	Net Assets – 100%	$2,551,766,221

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

22

NSCS	Nuveen Small Cap Select ETF Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 98.1%

	Aerospace & Defense – 0.8%

3,064	Kratos Defense & Security Solutions Inc, (2)	$46,481

	Air Freight & Logistics – 1.5%

1,248	Hub Group Inc, Class A, (2)	83,816

	Airlines – 1.2%

2,514	Sun Country Airlines Holdings Inc, (2)	69,160

	Auto Components – 0.9%

3,273	Dana Inc	48,473

	Banks – 10.5%

1,344	Ameris Bancorp	56,045

1,818	Banner Corp	97,627

3,128	Home BancShares Inc/AR	67,627

1,918	PacWest Bancorp	63,083

873	Pinnacle Financial Partners Inc	67,701

1,031	Preferred Bank/Los Angeles CA	69,201

1,902	Veritex Holdings Inc	62,481

1,195	Wintrust Financial Corp	104,347
	Total Banks	588,112

	Beverages – 1.4%

847	MGP Ingredients Inc	77,356

	Biotechnology – 1.9%

537	Arrowhead Pharmaceuticals Inc, (2)	22,076

758	ChemoCentryx Inc, (2)	13,992

714	Fate Therapeutics Inc, (2)	20,392

812	Halozyme Therapeutics Inc, (2)	32,399

331	Intellia Therapeutics Inc, (2)	16,229
	Total Biotechnology	105,088

	Capital Markets – 2.6%

585	Evercore Inc., Class A	61,864

714	Piper Sandler Cos	82,095
	Total Capital Markets	143,959

	Chemicals – 1.6%

1,883	Avient Corp	92,719

	Construction & Engineering – 1.4%

913	Comfort Systems USA Inc	77,075

	Consumer Discretionary – 1.2%

1,778	Six Flags Entertainment Corp, (2)	68,044

	Consumer Finance – 0.7%

976	Regional Management Corp	42,017

	Electrical Equipment – 1.6%

1,951	Bloom Energy Corp, Class A, (2)	36,210

437	Regal Rexnord Corp	55,604
	Total Electrical Equipment	91,814

	Electronic Equipment, Instruments & Components – 1.5%

5,844	TTM Technologies Inc, (2)	81,524

23

NSCS	Nuveen Small-Cap Select ETF (continued)
Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	Energy Equipment & Services – 1.5%

5,163	Patterson-UTI Energy Inc	$84,880

	Equity Real Estate Investment Trust – 5.7%

4,636	Brandywine Realty Trust	54,102

466	EastGroup Properties Inc	87,375

2,651	Industrial Logistics Properties Trust	42,840

2,063	STAG Industrial Inc	76,991

5,777	Summit Hotel Properties Inc, (2)	57,019
	Total Equity Real Estate Investment Trust	318,327

	Gas Utilities – 1.6%

1,246	Spire Inc	90,646

	Health Care Equipment & Supplies – 4.7%

1,202	AtriCure Inc, (2)	62,420

1,307	Axonics Inc, (2)	67,729

1,712	BioLife Solutions Inc, (2)	21,691

754	Establishment Labs Holdings Inc, (2)	53,353

584	Tandem Diabetes Care Inc, (2)	56,344
	Total Health Care Equipment & Supplies	261,537

	Health Care Providers & Services – 7.8%

1,104	Acadia Healthcare Co Inc, (2)	74,939

1,235	HealthEquity Inc, (2)	76,965

2,766	Option Care Health Inc, (2)	82,648

2,747	Select Medical Holdings Corp	62,110

1,443	Surgery Partners Inc, (2)	73,824

898	Tenet Healthcare Corp, (2)	65,114
	Total Health Care Providers & Services	435,600

	Health Care Technology – 1.2%

627	Omnicell Inc, (2)	68,450

	Hotels, Restaurants & Leisure – 3.2%

3,686	Everi Holdings Inc, (2)	63,989

5,325	Noodles & Co, (2)	29,660

1,053	Texas Roadhouse Inc	86,694
	Total Hotels, Restaurants & Leisure	180,343

	Interactive Media & Services – 1.3%

1,250	Eventbrite Inc, Class A, (2)	13,225

651	Ziff Davis Inc, (2)	57,522
	Total Interactive Media & Services	70,747

	IT Services – 2.0%

2,651	BigCommerce Holdings Inc, (2)	47,374

4,509	Verra Mobility Corp, (2)	63,261
	Total IT Services	110,635

	Leisure Products – 1.3%

3,437	Callaway Golf Co, (2)	75,408

	Machinery – 4.6%

622	EnPro Industries Inc	57,977

1,058	ESCO Technologies Inc	66,072

2,616	Shyft Group Inc/The	66,630

1,675	SPX Corp, (2)	70,182
	Total Machinery	260,861

	Media – 1.0%

5,566	Magnite Inc, (2)	53,712

24

Shares	Description (1)	Value

	Metals & Mining – 0.8%

630	Alcoa Corp	$42,714

	Mortgage Real Estate Investment Trust – 1.0%

4,750	Ladder Capital Corp	54,102

	Multi-Utilities – 1.7%

1,320	Black Hills Corp	96,677

	Oil, Gas & Consumable Fuels – 6.7%

2,000	Matador Resources Co	97,640

4,308	Northern Oil and Gas Inc	107,614

1,495	PDC Energy Inc	104,261

2,848	Peabody Energy Corp, (2)	64,479
	Total Oil, Gas & Consumable Fuels	373,994

	Personal Products – 2.2%

2,482	BellRing Brands Inc, (2)	53,189

2,813	elf Beauty Inc, (2)	68,441
	Total Personal Products	121,630

	Pharmaceuticals – 1.9%

392	Intra-Cellular Therapies Inc, (2)	19,839

1,188	Pacira BioSciences Inc, (2)	88,589
	Total Pharmaceuticals	108,428

	Professional Services – 3.2%

822	ASGN Inc, (2)	93,256

902	ICF International Inc	89,127
	Total Professional Services	182,383

	Semiconductors & Semiconductor Equipment – 3.5%

1,354	Lattice Semiconductor Corp, (2)	65,046

1,237	MACOM Technology Solutions Holdings Inc, (2)	63,025

528	Silicon Laboratories Inc, (2)	71,233
	Total Semiconductors & Semiconductor Equipment	199,304

	Software – 6.5%

1,186	CommVault Systems Inc, (2)	72,346

429	CyberArk Software Ltd, (2)	67,413

2,018	Jamf Holding Corp, (2)	62,154

1,672	Tenable Holdings Inc, (2)	92,345

750	Workiva Inc, (2)	72,383
	Total Software	366,641

	Specialty Retail – 0.9%

2,162	Urban Outfitters Inc, (2)	51,456

	Textiles, Apparel & Luxury Goods – 1.7%

2,266	Steven Madden Ltd	93,042

	Trading Companies & Distributors – 3.3%

930	Applied Industrial Technologies Inc	97,361

7,419	MRC Global Inc, (2)	88,954
	Total Trading Companies & Distributors	186,315
	Total Long-Term Investments (cost $6,119,092)	5,503,470
	Other Assets Less Liabilities – 1.9%	107,146
	Net Assets – 100%	$5,610,616

25

NSCS	Nuveen Small-Cap Select ETF (continued)
Portfolio of Investments April 30, 2022 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See accompanying notes to financial statements.

26

NWLG	Nuveen Winslow Large-Cap Growth ESG ETF Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.4%

	COMMON STOCKS – 99.4%

	Auto Components – 1.3%

639	Aptiv PLC, (2)	$67,990

	Capital Markets – 3.7%

205	Moody’s Corp	64,879

693	Morgan Stanley	55,849

157	MSCI Inc	66,136
	Total Capital Markets	186,864

	Chemicals – 2.3%

368	Linde PLC	114,801

	Containers & Packaging – 1.6%

1,026	Ball Corp	83,270

	Diversified Consumer Services – 1.5%

685	Bright Horizons Family Solutions Inc, (2)	78,254

	Food & Staples Retailing – 1.0%

96	Costco Wholesale Corp	51,045

	Health Care Equipment & Supplies – 4.7%

338	ABIOMED Inc, (2)	96,864

137	IDEXX Laboratories Inc, (2)	58,976

349	Intuitive Surgical Inc, (2)	83,515
	Total Health Care Equipment & Supplies	239,355

	Health Care Providers & Services – 1.5%

146	UnitedHealth Group Inc	74,248

	Health Care Technology – 1.9%

1,270	Doximity Inc, Class A, (2)	50,635

248	Veeva Systems Inc, Class A, (2)	45,124
	Total Health Care Technology	95,759

	Hotels, Restaurants & Leisure – 4.1%

73	Chipotle Mexican Grill Inc, (2)	106,259

640	Hilton Worldwide Holdings Inc, (2)	99,386
	Total Hotels, Restaurants & Leisure	205,645

	Interactive Media & Services – 7.5%

83	Alphabet Inc, Class C, (2)	190,844

82	Alphabet Inc, Class A, (2)	187,140
	Total Interactive Media & Services	377,984

	Internet & Direct Marketing Retail – 7.0%

142	Amazon.com Inc, (2)	352,959

	IT Services – 10.2%

344	Accenture PLC, Class A	103,324

274	Gartner Inc, (2)	79,611

493	Mastercard Inc., Class A	179,146

721	Visa Inc	153,667
	Total IT Services	515,748

27

NWLG	Nuveen Winslow Large-Cap Growth ESG ETF (continued)
Portfolio of Investments April 30, 2022 (Unaudited)

Shares	Description (1)	Value

	Life Sciences Tools & Services – 4.8%

947	Agilent Technologies Inc	$112,949

185	Bio-Techne Corp	70,242

284	IQVIA Holdings Inc, (2)	61,909
	Total Life Sciences Tools & Services	245,100

	Machinery – 2.6%

225	Deere & Co	84,949

7,077	Proterra Inc, (2)	43,948
	Total Machinery	128,897

	Multiline Retail – 1.5%

479	Dollar Tree Inc, (2)	77,814

	Personal Products – 1.5%

280	Estee Lauder Cos Inc/The, Class A	73,937

	Pharmaceuticals – 2.4%

691	Zoetis Inc	122,480

	Real Estate Management & Development – 0.0%

204	Compass Inc, Class A, (2)	1,108

	Road & Rail – 1.1%

1,560	CSX Corp	53,570

	Semiconductors & Semiconductor Equipment – 7.2%

688	Analog Devices Inc	106,214

248	ASML Holding NV	139,815

639	NVIDIA Corp	118,515
	Total Semiconductors & Semiconductor Equipment	364,544

	Software – 24.7%

121	Adobe Inc, (2)	47,910

286	Atlassian Corp PLC, Class A, (2)	64,301

324	Intuit Inc	135,675

2,251	Microsoft Corp	624,697

113	Palo Alto Networks Inc, (2)	63,425

808	Salesforce Inc, (2)	142,160

187	ServiceNow Inc, (2)	89,405

400	Workday Inc, Class A, (2)	82,680
	Total Software	1,250,253

	Specialty Retail – 1.3%

328	Lowe’s Cos Inc	64,855

	Textiles, Apparel & Luxury Goods – 4.0%

292	Lululemon Athletica Inc, (2)	103,552

777	NIKE Inc	96,892
	Total Textiles, Apparel & Luxury Goods	200,444
	Total Long-Term Investments (cost $5,880,358)	5,026,924
	Other Assets Less Liabilities – 0.6%	30,867
	Net Assets – 100%	$5,057,791

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

See accompanying notes to financial statements.

28

Statement of Assets and Liabilities

April 30, 2022

(Unaudited)

	NDVG	NUGO	NSCS	NWLG

Assets

Long-term investments, at value (cost $6,491,724, $3,098,874,334, $6,119,092 and $5,880,358, respectively)	$6,414,698	$2,551,145,516	$5,503,470	$5,026,924

Cash	70,464	727,962	107,990	32,036

Receivable for:

Dividends	6,157	809,606	1,729	1,787

Investments sold	—	404,517	24,348	—

Reclaims	172	—	—	83

Other Assets	—	3,571	—	—

Total assets	6,491,491	2,553,091,172	5,637,537	5,060,830

Liabilities

Payable for investments purchased- regular settlement	—	—	22,574	—

Accrued expenses:

Management fees	3,646	1,297,876	4,296	2,995

Professional fees	35	16,180	34	30

Trustees fees	21	7,324	17	14

Other	—	3,571	—	—

Total liabilities	3,702	1,324,951	26,921	3,039

Net assets	$6,487,789	$2,551,766,221	$5,610,616	$5,057,791

Shares outstanding	260,000	125,950,000	260,000	250,000

Net asset value (“NAV”) per share	$24.95	$20.26	$21.58	$20.23

Net assets consist of:

Capital paid-in	$6,545,206	$3,266,145,982	$6,562,949	$6,260,548

Total distributable earnings (loss)	(57,417)	(714,379,761)	(952,333)	(1,202,757)

Net assets	$6,487,789	$2,551,766,221	$5,610,616	$5,057,791

Authorized shares	Unlimited	Unlimited	Unlimited	Unlimited

Par value per share	$0.01	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

29

Statement of Operations

Six Months Ended April 30, 2022

(Unaudited)

	NDVG	NUGO	NSCS	NWLG

Investment Income

Investment Income	$58,366	$7,363,926	$35,884	$13,791

Foreign tax withheld on dividend income	—	(9,521)	—	(50)

Total investment income	58,366	7,354,405	35,884	13,741

Expenses

Management fees	20,365	8,109,474	26,748	18,376

Professional fees	41	21,919	38	34

Trustees fees	51	43,526	50	76

Total expenses	20,457	8,174,919	26,836	18,486

Net investment income (loss)	37,909	(820,514)	9,048	(4,745)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:

Investments	201	(173,306,808)	(303,795)	(313,225)

In-kind redemptions	—	7,842,622	15,800	13,173

Change in net unrealized appreciation (depreciation) of investments	(304,185)	(593,923,580)	(934,554)	(1,191,853)

Net realized and unrealized gain (loss)	(303,984)	(759,387,766)	(1,222,549)	(1,491,905)

Net increase (decrease) in net assets from operations	$(266,075)	$(760,208,280)	$(1,213,501)	$(1,496,650)

See accompanying notes to financial statements.

30

Statement of Changes in Net Assets

	NDVG		NUGO		NSCS		NWLG
	Unaudited Six Months Ended 4/30/22	For the Period 8/04/21 commencement of operations) through 10/31/21	Unaudited Six Months Ended 4/30/22	For the Period 9/27/21 commencement of operations) through 10/31/21	Unaudited Six Months Ended 4/30/22	For the Period 8/04/21 commencement of operations) through 10/31/21	Unaudited Six Months Ended 4/30/22	For the Period 8/04/21 commencement of operations) through 10/31/21

Operations

Net investment income (loss)	$37,909	$20,555	$(820,514)	$137,560	$9,048	$3,041	$(4,745)	$(3,272)

Net realized gain (loss) from:

Investments	201	1,541	(173,306,808)	(352,399)	(303,795)	(53,057)	(313,225)	(41,254)

In-kind redemptions	—	16,348	7,842,622	—	15,800	—	13,173	—

Change in net unrealized appreciation (depreciation) of investments	(304,185)	227,159	(593,923,580)	46,194,762	(934,554)	318,932	(1,191,853)	338,419

Net increase (decrease) in net assets from operations	(266,075)	265,603	(760,208,280)	45,979,923	(1,213,501)	268,916	(1,496,650)	293,893

Distributions to Shareholders

Dividends	(43,214)	(13,731)	(151,404)	—	(7,748)	—	—	—

Decrease in net assets from distributions to shareholders	(43,214)	(13,731)	(151,404)	—	(7,748)	—	—	—

Fund Share Transactions

Proceeds from shares sold	787,812	6,016,441	1,756,572,056	1,641,443,516	770,636	6,021,184	735,687	5,775,536

Cost of shares redeemed	—	(259,047)	(131,869,590)	—	(228,871)	—	(250,675)	—

Net increase (decrease) in net assets from Fund share transactions	787,812	5,757,394	1,624,702,466	1,641,443,516	541,765	6,021,184	485,012	5,775,536

Net increase (decrease) in net assets	478,523	6,009,266	864,342,782	1,687,423,439	(679,484)	6,290,100	(1,011,638)	6,069,429

Net assets at the beginning of period	6,009,266	—	1,687,423,439	—	6,290,100	—	6,069,429	—

Net assets at the end of period	$6,487,789	$6,009,266	$2,551,766,221	$1,687,423,439	$5,610,616	$6,290,100	$5,057,791	$6,069,429

See accompanying notes to financial statements.

31

Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions

Year Ended October 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV	Ending Market Price

NDVG

2022(d)	$26.13	$0.16	$(1.16)	$(1.00)	$(0.17)	$(0.01)	$(0.18)	$24.95	$24.92

2021(e)	25.00	0.09	1.10	1.19	(0.06)	—	(0.06)	26.13	26.14

NUGO

2022(d)	26.04	(0.01)	(5.77)	(5.78)	—	—	—	20.26	20.28

2021(f)	25.00	0.01	1.03	1.04	—	—	—	26.04	26.05

NSCS

2022(d)	26.21	0.04	(4.64)	(4.60)	(0.03)	—	(0.03)	21.58	21.55

2021(e)	25.00	0.01	1.20	1.21	—	—	—	26.21	26.22

NWLG

2022(d)	26.39	(0.02)	(6.14)	(6.16)	—	—	—	20.23	20.21

2021(e)	25.00	(0.02)	1.41	1.39	—	—	—	26.39	26.37

32

		Ratios/Supplemental Data
Total Returns			Ratios to Average Net Assets

Based on NAV(b)	Based on Market Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(c)

(3.87)%	(4.04)%	$6,488	0.64	%*	1.19	%*	9%

4.76	4.82	6,009	0.64	*	1.52	*	7

(22.20)	(22.13)	2,551,766	0.55	*	(0.06	)*	20

4.18	4.18	1,687,423	0.55	*	0.39	*	2

(17.57)	(17.72)	5,611	0.85	*	0.29	*	31

4.84	4.87	6,290	0.85	*	0.23	*	11

(23.33)	(23.39)	5,058	0.64	*	(0.17	)*	31

5.56	5.50	6,069	0.64	*	(0.24	)*	15

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the market price per share over the period, including the assumed reinvestment of distributions, if any, at the ending market price per share on each ex-dividend payment date during the period. Total returns are not annualized.

(c)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period. Portfolio Turnover Rate excludes securities received or delivered as a result of processing in-kind creations or redemptions of Fund shares (as disclosed in Note 5 - Fund Shares).

(d)	Unaudited. For the six months ended April 30, 2022.
(e)	For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(f)	For the period September 27, 2021 (commencement of operations) through October 31, 2021.
*	Annualized

See accompanying notes to financial statements.

33

Notes to Financial Statements

(Unaudited)

1. General Information

Trust and Fund Information

The Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO), Nuveen Small Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”), as diversified funds (non-diversified for NUGO and NWLG), among others. The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of the Funds are listed and traded on the NYSE Arca (the “Exchange”).

Current Fiscal Period

The end of the reporting period for the Funds is April 30, 2022 and the period covered by these Notes to Financial Statements is the six months ended April 30, 2022 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management (“NAM”), a subsidiary of the Adviser and Winslow Capital Management, LLC (“Winslow Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. Winslow Capital is responsible for managing the investment portfolio of NWLG.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial mar- kets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will de- pend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Ac- counting Standards Codification 946, Financial Services — Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation

The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their du- ties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

34

Investments and Investment Income

Securities transactions are accounted for as of the end of trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend decla- ration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Fi- nancial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently deter- mined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for pur- poses of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may vol- untarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently as- sessing the impact of these provisions on the Funds’ financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the princi- pal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of in- vestments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevail- ing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.

Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, offi- cial closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or 2.

35

Notes to Financial Statements (Unaudited) (continued)

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be consid- ered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

NDVG	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$6,414,698	$—	$—	$6,414,698

NUGO
Long-Term Investments*:
Common Stocks	$2,551,145,516	$—	$—	$2,551,145,516

NSCS
Long-Term Investments*:
Common Stocks	$5,503,470	$—	$—	$5,503,470

NWLG
Long-Term Investments*:
Common Stocks	$5,026,924	$—	$—	$5,026,924
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Securities Lending

Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of divi- dends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).

When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities. Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statements of Operations.

As of the end of the reporting period, the Funds did not have any securities out on loan.

Investment Transactions

Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:

	NDVG	NUGO	NSCS	NWLG
Purchases	$566,106	$582,552,427	$1,927,282	$1,807,670
Sales	571,251	573,011,170	1,980,393	1,790,406

36

In-kind transactions during the current fiscal period were as follows:

	NDVG	NUGO	NSCS	NWLG
In-kind purchases	$786,826	$1,749,976,301	$769,159	$724,274
In-kind sales	—	131,258,298	259,477	247,016

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting pe- riod, such amounts are recognized on the Statement of Assets and Liabilities.

Investments in Derivatives

Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value rec- ognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Although each Fund is authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial re- sources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre- determined threshold amount.

5. Fund Shares

Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof (“Cre- ation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen Securities, LLC, the Funds’ distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.

Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.

37

Notes to Financial Statements (Unaudited) (continued)

Transactions in Fund shares during the current and prior fiscal period were as follows:

	NDVG				NUGO
	Six Months Ended 4/30/22		For the Period 8/04/21 (commencement of operations) through 10/31/21		Six Months Ended 4/30/22		For the Period 9/27/21 (commencement of operations) through 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,000	$787,812	240,000	$6,016,441	66,730,000	1,756,572,056	64,790,000	$1,641,443,516
Shares redeemed	—	—	(10,000)	(259,047)	(5,570,000)	(131,869,590)	—	—
Net increase (decrease)	30,000	$787,812	230,000	$5,757,394	61,160,000	$1,624,702,466	64,790,000	$1,641,443,516

	NSCS				NWLG
	Six Months Ended 4/30/22		For the Period 8/04/21 (commencement of operations) through 10/31/21		Six Months Ended 4/30/22		For the Period 8/04/21 (commencement of operations) through 10/31/21
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	30,000	$770,636	240,000	$6,021,184	30,000	$735,687	230,000	$5,775,536
Shares redeemed	(10,000)	(228,871)	—	—	(10,000)	(250,675)	—	—
Net increase (decrease)	20,000	$541,765	240,000	$6,021,184	20,000	$485,012	230,000	$5,775,536

6. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
NDVG	$6,491,724	$329,525	$(406,551)	$(77,026)
NUGO	3,098,889,636	32,153,651	(579,897,771)	(547,744,120)
NSCS	6,119,092	287,476	(903,098)	(615,622)
NWLG	5,881,566	39,857	(894,499)	(854,642)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

38

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
NDVG	$8,001	$357	$227,159	$—	$—	$—	$235,517
NUGO	137,560	—	46,179,460	(337,097)	—	—	45,979,923
NSCS	2,132	—	319,062	(52,278)	—	—	268,916
NWLG	—	—	337,211	(40,046)	(3,272)	—	293,893

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
NDVG	$—	$—	$—
NUGO	337,097	—	337,097
NSCS	52,278	—	52,278
NWLG	40,046	—	40,046

7. Management Fees and Other Transactions with Affiliates

Management Fees

Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its ser- vices to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of port- folio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.

The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:

Fund	Management Fee
NDVG	0.64%
NUGO	0.55
NSCS	0.85
NWLG	0.64

Other Transactions with Affiliates

Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board (“cross-trade”). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the last sales price or other current market price without incurring broker commissions.

During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:

Cross-Trades	NDVG	NUGO	NSCS	NWLG
Purchases	$—	$—	$—	$—
Sales	—	24,662,800	—	—
Realized gain (loss)	—	2,527,090	—	—

As of the end of the reporting period, the percentage of Fund shares owned by TIAA were as follows:

	NDVG	NUGO	NSCS	NWLG
TIAA owned shares	85%	—%	85%	88%

39

Additional Fund Information (Unaudited)

Investment Adviser

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Winslow Capital Management, LLC

80 South Eighth Street

Minneapolis, MN 55402

Independent Registered
Public Accounting Firm

KPMG LLP

200 East Randolph Street Chicago, IL 60601

Administrator, Custodian and Transfer Agent

Brown Brothers Harriman

50 Post Office Square

Boston, MA 02110

Legal Counsel Chapman and Cutler LLP Chicago, IL 60603 Morgan, Lewis & Bockius LLP 111 Pennsylvania Avenue, NW Washington, D.C. 20004

The tables below show the number and percentage of days during the current fiscal period that each Fund’s market price was greater than its NAV per share (i.e., at premium) and less than its NAV per share (i.e., at a discount). The market price is determined using the midpoint between the highest bid and the lowest offer on the applicable Fund’s listing exchange, as of the time that the Fund’s NAV is calculated (normally 4:00 p.m. Eastern Time).

	NDVG		NUGO

Six months ended April 30, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00 to 0.25%	75	60.0%	75	60.0%
(0.01)% to (0.25)%	50	40.0%	50	40.0%
	125	100%	125	100%

	NSCS		NWLG

Six months ended April 30, 2022	Number of Days	% of Total Days	Number of Days	% of Total Days
Premium/Discount Range:
0.00 to 0.25%	72	57.6%	77	61.6%
(0.01)% to (0.25)%	53	42.4%	48	38.4%
	125	100%	125	100%

40

Glossary of Terms Used in this Report

(Unaudited)

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Russell 1000® Growth Index: An index designed to measure the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies higher price-to-book ratios and higher forecasted growth values. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Russell 2000® Index: An index designed to measure the performance of the small-cap segment of the U.S. equity universe. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P 500® Index: An index generally considered representative of the U.S. equity market. The index includes 500 leading companies and covers approximately 80% of available market capitalization. The index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

41

Liquidity Risk Management Program

(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.

At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments.

42

Notes

43

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333W.Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/exchange-traded-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	NSA-ETF-0422P 2216966-INV-B-06/23

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nushares ETF Trust

By	(Signature and Title)	/s/ Diana R. Gonzalez
Diana R. Gonzalez Vice President and Secretary

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Jordan M. Farris
Jordan M. Farris Chief Administrative Officer (principal executive officer)

Date: July 7, 2022

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: July 7, 2022